Pioneer Strategic Income Fund
Schedule of Investments  |  December 31, 2021

A: PSRAX	C: PSRCX	K: STRKX	R: STIRX	Y: STRYX

Schedule of Investments  |  12/31/21
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 112.5%
	Senior Secured Floating Rate Loan Interests — 0.8% of Net Assets*(a)
	Airlines — 0.1%
3,036,667	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.00% (LIBOR + 800 bps), 3/31/22	$ 3,059,442
748,602	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, (15.5% PIK 0.00% Cash), 3/31/22	740,517
	Total Airlines	$3,799,959
	Chemicals-Specialty — 0.1%
1,920,000	LSF11 A5 HoldCo LLC, Term Loan, 4.25% (LIBOR + 375 bps), 10/15/28	$ 1,920,801
	Total Chemicals-Specialty	$1,920,801
	Commer Banks Non-US — 0.2%
10,062,348	Bank of Industry, Ltd., 6.198% (LIBOR + 600 bps), 12/11/23	$ 10,097,566
	Total Commer Banks Non-US	$10,097,566
	Electronic Composition — 0.0%†
1,369,952	Energy Acquisition LP, First Lien Initial Term Loan, 4.354% (LIBOR + 425 bps), 6/26/25	$ 1,361,390
	Total Electronic Composition	$1,361,390
	Gambling (Non-Hotel) — 0.2%
7,701,568	Scientific Games International, Inc., Initial Term B-5 Loan, 2.854% (LIBOR + 275 bps), 8/14/24	$ 7,683,754
	Total Gambling (Non-Hotel)	$7,683,754
	Metal Processors & Fabrication — 0.1%
4,453,838	Grinding Media, Inc. (Molycop, Ltd.), First Lien Term Loan, 4.75% (LIBOR + 400 bps), 10/12/28	$ 4,456,621
1,135,000	WireCo WorldGroup Inc., Initial Term Loan, 4.75% (LIBOR + 425 bps), 11/13/28	1,133,581
	Total Metal Processors & Fabrication	$5,590,202
	Recreational Centers — 0.1%
2,711,800	Fitness International, LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$ 2,547,058
	Total Recreational Centers	$2,547,058
1Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.0%†
1,787,000	PECF USS Intermediate Holding III Corp., Initial Term Loan, 4.75% (LIBOR + 425 bps), 12/15/28	$ 1,791,021
	Total Rental Auto & Equipment	$1,791,021
	Retail — 0.0%†
1,365,000	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.632% (LIBOR + 450 bps), 9/12/24	$ 1,338,724
	Total Retail	$1,338,724
	Schools — 0.0%†
442,262	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$ 433,694
	Total Schools	$433,694
	Total Senior Secured Floating Rate Loan Interests (Cost $36,478,725)	$36,564,169

Shares
	Common Stocks — 0.0%† of Net Assets
	Auto Components — 0.0%†
1,316	Lear Corp.	$ 240,762
	Total Auto Components	$240,762
	Household Durables — 0.0%†
1,018,282(b)	Desarrolladora Homex SAB de CV	$ 2,686
	Total Household Durables	$2,686
	Oil, Gas & Consumable Fuels — 0.0%†
9,565,478(b)+^	Ascent CNR Corp., Class A	$ 286,964
2,013(b)	Frontera Energy Corp.	16,386
	Total Oil, Gas & Consumable Fuels	$303,350
	Paper & Forest Products — 0.0%†
162,828(b)	Emerald Plantation Holdings, Ltd.	$ 3,257
	Total Paper & Forest Products	$3,257
Pioneer Strategic Income Fund |  | 12/31/212

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Shares		Value
	Specialty Retail — 0.0%†
111,548(b)+^	Targus Cayman SubCo., Ltd.	$ 170,668
	Total Specialty Retail	$170,668
	Total Common Stocks (Cost $1,215,239)	$720,723

Principal Amount USD ($)
	Asset Backed Securities — 9.7% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 583,078
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	603,672
4,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 7.254% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	3,953,048
3,784,965	A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)	3,797,913
3,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	3,467,192
950,477	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	968,889
1,343,628	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	1,395,688
2,500,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/36 (144A)	2,630,650
2,950,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	3,063,081
1,513,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	1,520,008
3,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,995,193
2,000,000(a)	Apidos CLO XXXII, Series 2019-32A, Class E, 7.004% (3 Month USD LIBOR + 675 bps), 1/20/33 (144A)	1,982,706
3,975,000(a)	Arbor Realty Commercial Real Estate Notes, Series 2021-FL3, Class D, 2.303% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	3,945,541
3Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,000,000(a)	Arbor Realty Commercial Real Estate Notes, Series 2021-FL4, Class D, 2.99% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	$ 7,990,248
5,400,000(a)	Arbor Realty Commercial Real Estate Notes, Series 2021-FL4, Class E, 3.49% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	5,386,765
5,000,000(a)	Assurant CLO, Ltd., Series 2019-5A, Class E, 7.581% (3 Month USD LIBOR + 734 bps), 1/15/33 (144A)	4,959,300
1,054,000(c)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,084,264
3,295,000(a)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 6.491% (3 Month USD LIBOR + 625 bps), 7/15/31 (144A)	3,217,568
1,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 2.214% (SOFR30A + 216 bps), 2/16/37 (144A)	1,500,484
1,600,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 4.041% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	1,599,979
4,000,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.261% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	3,994,780
4,357,292	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	4,304,799
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.241% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	3,008,085
2,750,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.70%, 10/15/26 (144A)	2,836,895
4,250,000(a)	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 6.254% (3 Month USD LIBOR + 600 bps), 4/20/29 (144A)	4,197,887
2,029,190(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class B2, 3.143%, 9/25/64 (144A)	1,992,111
2,500,000	Commercial Equipment Finance LLC, Series 2021-A, Class D, 6.49%, 12/17/29 (144A)	2,490,494
90,650	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	93,490
3,870,627	Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.60%, 6/17/24 (144A)	3,876,020
Pioneer Strategic Income Fund |  | 12/31/214

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,155,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	$ 3,242,962
1,000,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	986,159
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	2,231,331
2,125,159	Diamond Resorts Owner Trust, Series 2019-1A, Class C, 4.02%, 2/20/32 (144A)	2,156,816
5,000,000(a)	Dryden 78 CLO, Ltd., Series 2020-78A, Class E, 6.841% (3 Month USD LIBOR + 660 bps), 4/17/33 (144A)	4,921,990
745,000	Encina Equipment Finance LLC, Series 2021-1A, Class E, 4.36%, 3/15/29 (144A)	749,611
6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	6,143,922
1,250,000	Fair Square Issuance Trust, Series 2020-AA, Class C, 5.40%, 9/20/24 (144A)	1,253,721
4,100,000	Fair Square Issuance Trust, Series 2020-AA, Class D, 6.86%, 9/20/24 (144A)	4,111,197
6,394,461	Finance of America Structured Securities Trust, Series 2019-JR2, 2.00%, 5/25/50	6,741,270
7,484,954	Finance of America Structured Securities Trust, Series 2019-JR2, 2.00%, 6/25/69	8,171,306
5,611,522	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.00%, 9/25/69	6,034,216
8,656,656	Finance of America Structured Securities Trust, Series 2019-JR4, 2.00%, 11/25/69	9,033,135
7,956,691	Finance of America Structured Securities Trust, Series 2021-JR1, Class JR2, 2.00%, 4/25/51	7,856,375
7,949,198	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/51	7,798,129
15,000,000	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 2.25%, 12/25/51	14,800,515
2,250,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 4.604% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	2,246,915
3,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 7.954% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	2,961,117
5Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,300,000(a)	Fort Washington CLO, Series 2019-1A, Class ER, 7.004% (3 Month USD LIBOR + 675 bps), 10/20/32 (144A)	$ 3,273,092
5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	4,857,794
105,063(c)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	106,022
5,022,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.954% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	4,744,700
5,230,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 4.104% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	5,263,247
1,250,000(a)	Gulf Stream Meridian 3, Ltd., Series 2021-IIIA, Class D, 6.991% (3 Month USD LIBOR + 675 bps), 4/15/34 (144A)	1,223,205
3,366,900	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	3,532,144
3,000,000(a)	Harriman Park CLO, Ltd., Series 2020-1A, Class DR, 3.354% (3 Month USD LIBOR + 310 bps), 4/20/34 (144A)	2,995,470
10,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	9,977,044
10,174,500	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	10,252,142
663,230	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	674,871
3,175,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 7.569% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	3,111,490
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 6.571% (3 Month USD LIBOR + 633 bps), 4/17/34 (144A)	2,144,318
3,680,285	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	1,451,687
598,904	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	618,664
3,070,000	JPMorgan Chase Bank NA - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	3,058,556
Pioneer Strategic Income Fund |  | 12/31/216

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,150,000(a)	KREF, Series 2021-FL2, Class C, 2.103% (1 Month USD LIBOR + 200 bps), 2/15/39 (144A)	$ 2,147,424
725,000(a)	KREF, Series 2021-FL2, Class E, 2.953% (1 Month USD LIBOR + 285 bps), 2/15/39 (144A)	724,129
5,000,000(a)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.941% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	4,993,880
7,000,000(a)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.491% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	6,982,171
7,750,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33%, 3/20/26 (144A)	7,684,678
4,500,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 2.653% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	4,455,423
7,500,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 2.903% (1 Month USD LIBOR + 280 bps), 10/16/36 (144A)	7,388,498
2,966,769(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,988,639
3,556,249	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	3,474,939
4,705,000	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	4,666,793
5,000,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER2, 7.459% (3 Month USD LIBOR + 720 bps), 4/22/29 (144A)	4,841,760
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 6.385% (3 Month USD LIBOR + 625 bps), 12/21/29 (144A)	4,504,932
590,234(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 3.108% (1 Month USD LIBOR + 300 bps), 2/25/43 (144A)	591,719
4,360,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	4,403,501
1,100,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	1,118,941
2,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 7.156% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	1,975,942
7Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,119,000	Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 3/20/28 (144A)	$ 1,135,961
2,950,155	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	3,002,818
5,600,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 5.01% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	5,603,791
4,300,000	PG Receivables Finance, Series 2020-1, Class C, 5.44%, 7/20/25 (144A)	4,278,500
2,000,000(a)	PPM CLO 5, Ltd., Series 2021-5A, Class E, 6.619% (3 Month USD LIBOR + 650 bps), 10/18/34 (144A)	1,981,160
5,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 3.66% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	5,011,940
5,000,000(a)	Rad CLO 7, Ltd., Series 2020-7A, Class E, 6.741% (3 Month USD LIBOR + 650 bps), 4/17/33 (144A)	4,924,150
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	9,580,993
1,500,000	Rosy Blue Carat SA, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	1,425,000
2,194,665	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/36 (144A)	2,229,188
1,944,116	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	2,028,229
2,560,699	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37 (144A)	2,551,617
3,500,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 3.104% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	3,515,887
5,000,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	5,025,392
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 3.425% (3 Month USD LIBOR + 330 bps), 10/26/31 (144A)	4,697,009
1,200,000(a)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.351% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	1,198,342
Pioneer Strategic Income Fund |  | 12/31/218

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,000,000(a)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 7.861% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	$ 6,982,738
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 7.158% (3 Month USD LIBOR + 690 bps), 1/25/32 (144A)	2,978,172
2,200,000(a)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 2.391% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	2,198,946
6,600,000(a)	Symphony CLO XXII, Ltd., Series 2020-22A, Class D, 3.391% (3 Month USD LIBOR + 315 bps), 4/18/33 (144A)	6,622,077
11,300,000(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.36%, 11/25/60 (144A)	11,598,164
3,100,000(c)	Towd Point Mortgage Trust, Series 2016-5, Class B2, 3.612%, 10/25/56 (144A)	3,230,110
4,102,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.778%, 10/25/56 (144A)	4,281,605
5,000,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.517%, 10/25/56 (144A)	5,152,274
9,175,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.115%, 4/25/57 (144A)	9,532,087
6,374,998(c)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.844%, 7/25/57 (144A)	6,590,907
3,750,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.433%, 6/25/57 (144A)	3,871,413
4,750,000(c)	Towd Point Mortgage Trust, Series 2018-1, Class B1, 3.77%, 1/25/58 (144A)	5,010,943
7,500,000(c)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	7,958,837
3,750,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	3,836,561
2,750,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	2,713,839
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	4,146,572
4,250,000	United Auto Credit Securitization Trust, Series 2019-1, Class F, 6.05%, 1/12/26 (144A)	4,273,681
1,000,000	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	1,006,863
1,770,038	Westgate Resorts LLC, Series 2018-1A, Class C, 4.10%, 12/20/31 (144A)	1,776,439
9Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,374,475	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	$ 2,475,917
4,000,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 7.359% (3 Month USD LIBOR + 710 bps), 10/24/34 (144A)	3,912,252
	Total Asset Backed Securities (Cost $452,400,569)	$453,448,704

	Collateralized Mortgage Obligations—13.6% of Net Assets
5,000,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596% , 12/17/36 (144A)	$ 5,223,321
4,100,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04% , 12/17/36 (144A)	4,310,264
4,629,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40% , 11/25/48 (144A)	4,661,041
4,460,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.016% , 3/25/49 (144A)	4,434,607
2,120,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class B1, 4.108% (1 Month USD LIBOR + 400 bps), 3/25/29 (144A)	2,135,452
3,550,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.808% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,550,009
3,910,000(a)	Bellemeade Re, Ltd., Series 2019-2A, Class B1, 4.208% (1 Month USD LIBOR + 410 bps), 4/25/29 (144A)	3,929,444
5,350,000(a)	Bellemeade Re, Ltd., Series 2019-2A, Class M2, 3.208% (1 Month USD LIBOR + 310 bps), 4/25/29 (144A)	5,403,540
840,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 6.458% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	877,110
3,630,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.958% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	3,772,785
1,450,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 5.108% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	1,450,004
8,610,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 3.20% (SOFR30A + 315 bps), 9/25/31 (144A)	8,417,195
Pioneer Strategic Income Fund |  | 12/31/2110

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,835,569(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40% , 10/25/63 (144A)	$ 3,643,872
2,510,466	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75% , 10/25/61 (144A)	2,276,665
3,148,167(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00% , 6/25/69 (144A)	3,165,294
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573% , 2/25/46 (144A)	2,221,725
4,000,000(c)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 0.000% , 2/25/46 (144A)	3,795,429
1,000,000(c)	CFMT LLC, Series 2021-HB5, Class M4, 5.683% , 2/25/31 (144A)	983,333
12,000,000(c)	CFMT LLC, Series 2021-HB7, Class M4, 5.072% , 10/27/31 (144A)	11,923,568
6,000,000(c)	CIM Trust, Series 2019-R5, Class M3, 3.50% , 9/25/59 (144A)	6,187,526
2,701,255(c)	CIM Trust, Series 2021-J2, Class B2, 2.676% , 4/25/51 (144A)	2,632,848
3,196,321(c)	CIM Trust, Series 2021-J2, Class B3, 2.676% , 4/25/51 (144A)	3,063,185
5,264,850(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25% , 3/25/61 (144A)	4,914,290
9,016,605(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.991% , 5/25/51 (144A)	9,217,825
3,920,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.758% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	4,070,021
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.758% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	5,133,669
560,869(c)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50% , 6/25/33	856
2,638,958(c)	CSMC, Series 2021-RPL2, Class M3, 3.458% , 1/25/60 (144A)	2,721,738
11,200,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.608% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	11,256,720
11Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,922,000(a)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.108% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	$ 9,088,433
10,620,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 4.30% (SOFR30A + 425 bps), 4/25/34 (144A)	10,645,170
4,420,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 3.858% (1 Month USD LIBOR + 375 bps), 10/25/30	4,595,051
1,170,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 6.25% (SOFR30A + 620 bps), 11/25/41 (144A)	1,209,569
361,328	Fannie Mae REMICS, Series 2009-36, Class HX, 4.50% , 6/25/29	376,140
11,410,442(a)(d)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 5.924% (1 Month USD LIBOR + 603 bps), 7/15/42	2,133,427
6,055,350(a)(d)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.444% (1 Month USD LIBOR + 655 bps), 8/15/42	1,218,085
3,988,866(a)(d)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 6.442% (1 Month USD LIBOR + 655 bps), 8/25/41	487,898
2,653,781(a)(d)	Federal National Mortgage Association REMICS, Series 2018-43, Class SM, 6.092% (1 Month USD LIBOR + 620 bps), 6/25/48	531,842
3,803,688(a)(d)	Federal National Mortgage Association REMICS, Series 2019-33, Class S, 5.942% (1 Month USD LIBOR + 605 bps), 7/25/49	389,146
2,899,079(a)(d)	Federal National Mortgage Association REMICS, Series 2019-41, Class PS, 5.942% (1 Month USD LIBOR + 605 bps), 8/25/49	484,040
2,598,703(a)(d)	Federal National Mortgage Association REMICS, Series 2019-41, Class SM, 5.942% (1 Month USD LIBOR + 605 bps), 8/25/49	436,604
242,827,304(c)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.217% , 6/1/51 (144A)	1,901,993
1,240,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 2.608% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	1,242,303
2,930,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.208% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	3,022,349
Pioneer Strategic Income Fund |  | 12/31/2112

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,630,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.108% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	$ 6,975,034
4,120,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2, 10.108% (1 Month USD LIBOR + 1000 bps), 8/25/50 (144A)	5,063,543
3,585,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.85% (SOFR30A + 480 bps), 10/25/50 (144A)	3,795,214
2,935,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.55% (SOFR30A + 1150 bps), 10/25/50 (144A)	3,846,071
2,910,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.05% (SOFR30A + 300 bps), 12/25/50 (144A)	2,929,703
2,630,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.70% (SOFR30A + 565 bps), 12/25/50 (144A)	2,756,357
3,877,737(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.208% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	3,923,042
2,670,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA3, Class B2, 10.108% (1 Month USD LIBOR + 1000 bps), 7/25/50 (144A)	3,239,176
3,190,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.358% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	3,322,451
2,650,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B2, 9.508% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	3,172,300
5,100,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.70% (SOFR30A + 265 bps), 1/25/51 (144A)	5,092,970
7,075,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.80% (SOFR30A + 475 bps), 1/25/51 (144A)	7,163,103
8,025,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.10% (SOFR30A + 305 bps), 1/25/34 (144A)	8,060,366
6,410,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.05% (SOFR30A + 500 bps), 8/25/33 (144A)	6,552,665
8,890,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA4, Class B1, 3.80% (SOFR30A + 375 bps), 12/25/41 (144A)	8,940,072
13Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,580,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.403% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	$ 4,633,143
3,000,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B1, 4.508% (1 Month USD LIBOR + 440 bps), 2/25/49 (144A)	3,084,409
5,530,748(a)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.458% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	5,576,063
1,561,603(a)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 2.158% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	1,568,026
5,510,000(a)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.158% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	5,723,979
3,630,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1D, 2.608% (1 Month USD LIBOR + 250 bps), 12/25/42	3,561,818
4,110,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 4.05% (SOFR30A + 400 bps), 11/25/50 (144A)	4,291,824
6,250,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.45% (SOFR30A + 740 bps), 11/25/50 (144A)	7,466,085
4,660,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 3.45% (SOFR30A + 340 bps), 8/25/33 (144A)	4,786,877
5,240,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, 3.70% (SOFR30A + 365 bps), 11/25/41 (144A)	5,321,542
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25% , 11/25/32 (144A)	3,063
1,489,257	Government National Mortgage Association, Series 2009-83, Class EB, 4.50% , 9/20/39	1,642,281
471,470	Government National Mortgage Association, Series 2012-130, Class PA, 3.00% , 4/20/41	478,580
2,696,615(a)(d)	Government National Mortgage Association, Series 2019-103, Class SB, 5.946% (1 Month USD LIBOR + 605 bps), 8/20/49	408,771
Pioneer Strategic Income Fund |  | 12/31/2114

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
14,976,417(d)	Government National Mortgage Association, Series 2019-110, Class PI, 3.50% , 9/20/49	$ 1,165,914
22,501,881(a)(d)	Government National Mortgage Association, Series 2019-117, Class SB, 3.316% (1 Month USD LIBOR + 342 bps), 9/20/49	1,562,418
22,416,092(a)(d)	Government National Mortgage Association, Series 2019-121, Class SA, 3.246% (1 Month USD LIBOR + 335 bps), 10/20/49	1,720,890
33,162,925(d)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50% , 10/20/49	4,177,995
36,300,924(d)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50% , 10/20/49	2,853,332
14,799,555(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50% , 12/20/49	1,921,157
9,928,502(a)(d)	Government National Mortgage Association, Series 2019-90, Class SA, 3.196% (1 Month USD LIBOR + 330 bps), 7/20/49	722,638
2,551,377(d)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50% , 2/20/50	284,321
6,208,728(d)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50% , 1/20/50	806,611
18,948,225(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 3.246% (1 Month USD LIBOR + 335 bps), 1/20/50	1,322,148
2,509,833(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 4.004% , 3/25/50 (144A)	2,604,285
1,490,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 4.004% , 3/25/50 (144A)	1,535,757
4,900,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75% , 12/25/60 (144A)	4,780,895
1,996,821(c)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.398% , 4/25/52 (144A)	2,011,851
2,634,097(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.944% , 2/26/52 (144A)	2,613,595
2,870,000(a)	Home Re Ltd., Series 2020-1, Class M2, 5.358% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,939,725
15Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,685,000(a)	Home Re Ltd., Series 2021-1, Class M2, 2.958% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	$ 4,569,196
1,220,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 7.108% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	1,252,844
87,548,444(c)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.228% , 7/25/51 (144A)	710,517
4,350,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.361% , 9/25/56 (144A)	4,254,419
931,000(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 2.107% , 4/25/46 (144A)	880,008
3,535,345(c)	JP Morgan Mortgage Trust, Series 2019-2, Class B4, 4.526% , 8/25/49 (144A)	3,577,290
5,815,845(c)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B4, 4.342% , 6/25/50 (144A)	6,017,251
157,141,730(c)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.137% , 12/25/51 (144A)	825,654
8,913,967(c)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.825% , 12/25/51 (144A)	9,014,147
4,692,073(c)	JP Morgan Mortgage Trust, Series 2021-14, Class B1, 3.17% , 5/25/52 (144A)	4,834,302
3,100,000(c)	JP Morgan Mortgage Trust, Series 2021-15, Class B1, 3.129% , 6/25/52 (144A)	3,172,850
6,696,132(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.82% , 11/25/51 (144A)	6,566,928
140,040,930(c)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.139% , 12/25/51 (144A)	722,709
8,589,735(c)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.869% , 12/25/51 (144A)	8,449,596
2,067,556(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 3.00% , 10/25/51 (144A)	2,050,283
1,758,804(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 3.00% , 10/25/51 (144A)	1,466,799
4,169,169(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.241% , 1/25/52 (144A)	4,285,749
4,392,518(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.241% , 1/25/52 (144A)	4,445,365
4,833,340(c)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50% , 4/25/52 (144A)	4,814,377
7,440,249(a)	JPMorgan Chase Bank NA - CHASE, Series 2020-CL1, Class M3, 3.458% (1 Month USD LIBOR + 335 bps), 10/25/57 (144A)	7,650,414
Pioneer Strategic Income Fund |  | 12/31/2116

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,771,560(a)	JPMorgan Chase Bank NA - JPMWM, Series 2021-CL1, Class M3, 1.85% (SOFR30A + 180 bps), 3/25/51 (144A)	$ 2,781,748
2,459,272(a)	JPMorgan Chase Bank NA - JPMWM, Series 2021-CL1, Class M4, 2.80% (SOFR30A + 275 bps), 3/25/51 (144A)	2,459,269
1,242,802	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358% , 1/15/46 (144A)	1,317,370
2,258,344	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75% , 9/29/46 (144A)	2,309,157
412,938(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	423,261
7,075,000	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35% , 7/14/52 (144A)	7,225,344
3,192,261(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.647% , 4/25/51 (144A)	3,094,950
4,137,803(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.687% , 6/25/51 (144A)	4,025,880
7,172,000(c)	MFA Trust, Series 2021-RPL1, Class M2, 2.855% , 7/25/60 (144A)	7,058,311
6,145,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25% , 7/25/59 (144A)	6,336,100
1,386,490(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.954% , 3/25/51 (144A)	1,345,312
6,413,642(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class B2, 2.908% , 5/25/51 (144A)	6,323,986
9,255,024(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 2.592% (1 Month USD LIBOR + 250 bps), 10/25/46 (144A)	9,166,000
13,903,950(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.882% , 11/25/59 (144A)	14,127,042
1,000,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class B1, 4.158% (1 Month USD LIBOR + 405 bps), 7/25/28 (144A)	1,023,469
17Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,070,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 2.958% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	$ 4,087,974
2,630,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.358% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,680,785
2,821,641(c)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.734% , 5/25/51 (144A)	2,766,584
3,200,286(c)	Oceanview Mortgage Trust, Series 2021-1, Class B3A, 3.247% , 6/25/51 (144A)	3,247,140
2,606,482(c)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.728% , 6/25/51 (144A)	2,400,048
1,966,595(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.479% , 4/25/51 (144A)	1,882,676
3,750,297(c)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.479% , 4/25/51 (144A)	3,525,296
2,941,867(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.38% , 4/25/51 (144A)	2,879,236
2,856,469(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.357% , 4/25/51 (144A)	2,703,904
7,440,745(c)	Provident Funding Mortgage Trust, Series 2021-INV1, Class A1, 2.50% , 8/25/51 (144A)	7,509,341
2,920,904(c)	Provident Funding Mortgage Trust, Series 2021-INV1, Class B3, 2.801% , 8/25/51 (144A)	2,840,414
2,433,165(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.644% , 10/25/51 (144A)	2,393,896
3,568,310(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.644% , 10/25/51 (144A)	3,440,778
4,154,000(c)	PRPM LLC, Series 2021-RPL1, Class A2, 2.186% , 7/25/51 (144A)	4,071,149
3,470,000(a)	Radnor Re, Ltd., Series 2019-1, Class B1, 4.558% (1 Month USD LIBOR + 445 bps), 2/25/29 (144A)	3,478,629
870,000(a)	Radnor Re, Ltd., Series 2020-2, Class B1, 7.708% (1 Month USD LIBOR + 760 bps), 10/25/30 (144A)	879,525
Pioneer Strategic Income Fund |  | 12/31/2118

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
558,447(a)	Radnor Re, Ltd., Series 2020-2, Class M1C, 4.708% (1 Month USD LIBOR + 460 bps), 10/25/30 (144A)	$ 558,448
4,680,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 5.05% (SOFR30A + 500 bps), 11/25/31 (144A)	4,796,454
4,451,068(c)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.711% , 7/25/51 (144A)	4,384,623
1,819,904(c)	Rate Mortgage Trust, Series 2021-J1, Class B3, 2.711% , 7/25/51 (144A)	1,699,052
2,333,817(c)	Rate Mortgage Trust, Series 2021-J3, Class B3, 2.716% , 10/25/51 (144A)	2,280,424
1,723,000(c)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.637% , 11/25/51 (144A)	1,233,857
2,066,127(c)	RCKT Mortgage Trust, Series 2021-2, Class B3, 2.566% , 6/25/51 (144A)	1,956,775
8,275,225(c)	RCKT Mortgage Trust, Series 2021-4, Class A21, 2.50% , 9/25/51 (144A)	8,175,252
3,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704% , 11/25/31 (144A)	2,997,000
6,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00% , 11/25/31 (144A)	5,959,800
1,489,339(c)	Sequoia Mortgage Trust, Series 2013-2, Class B4, 3.647% , 2/25/43	1,496,341
3,178,974(c)	Sequoia Mortgage Trust, Series 2021-1, Class B3, 2.666% , 3/25/51 (144A)	3,099,071
1,196,620(c)	Sequoia Mortgage Trust, Series 2021-2, Class B4, 2.553% , 4/25/51 (144A)	942,769
1,227,173(c)	Sequoia Mortgage Trust, Series 2021-3, Class B4, 2.655% , 5/25/51 (144A)	982,965
2,494,807(c)	Sequoia Mortgage Trust, Series 2021-4, Class B4, 2.672% , 6/25/51 (144A)	1,997,788
1,560,132(c)	Sequoia Mortgage Trust, Series 2021-5, Class B4, 3.058% , 7/25/51 (144A)	1,319,392
1,783,000(c)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.867% , 1/25/52 (144A)	1,416,594
4,541,885(a)	STACR Trust, Series 2018-DNA3, Class B1, 4.008% (1 Month USD LIBOR + 390 bps), 9/25/48 (144A)	4,728,981
4,550,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 4.308% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	4,824,682
5,750,000(c)	Towd Point Mortgage Trust, Series 2021-1, Class M2, 3.50% , 11/25/61 (144A)	6,034,951
19Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,000,000(c)	Towd Point Mortgage Trust, Series 2021-HE1, Class M2, 2.50% , 2/25/63 (144A)	$ 4,969,229
9,910,870(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918% , 11/30/60 (144A)	9,888,026
830,000(a)	Traingle Re, Ltd., Series 2020-1, Class B1, 7.858% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	853,837
2,290,000(a)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.708% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	2,332,678
1,830,000(a)	Traingle Re, Ltd., Series 2021-1, Class B1, 4.608% (1 Month USD LIBOR + 450 bps), 8/25/33 (144A)	1,827,862
3,370,000(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.508% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	3,370,006
11,400,000(a)	Traingle Re, Ltd., Series 2021-1, Class M2, 4.008% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	11,387,047
3,594,073(c)	UWM Mortgage Trust, Series 2021-INV4, Class B1, 3.235% , 12/25/51 (144A)	3,610,429
7,138,228(c)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.235% , 12/25/51 (144A)	7,142,661
1,200,000(c)	Verus Securitization Trust, Series 2020-2, Class B1, 5.36% , 5/25/60 (144A)	1,226,988
250,000(c)	Verus Securitization Trust, Series 2020-INV1, Class B1, 5.75% , 3/25/60 (144A)	258,026
340,000(c)	Verus Securitization Trust, Series 2020-INV1, Class B2, 6.00% , 3/25/60 (144A)	347,363
800,000(c)	Visio Trust, Series 2019-2, Class B1, 3.91% , 11/25/54 (144A)	819,447
1,074,170(c)	WinWater Mortgage Loan Trust, Series 2015-2, Class B4, 3.938% , 2/20/45 (144A)	1,068,435
2,965,000	ZH Trust, Series 2021-1, Class B, 3.262% , 2/18/27 (144A)	2,839,148
5,770,000	ZH Trust, Series 2021-2, Class B, 3.506% , 10/17/27 (144A)	5,514,451
	Total Collateralized Mortgage Obligations (Cost $667,148,714)	$637,243,570

Pioneer Strategic Income Fund |  | 12/31/2120

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—8.0% of Net Assets
5,800,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 4.106% (1 Month USD LIBOR + 400 bps), 4/15/34 (144A)	$ 5,788,671
2,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E, 3.856% (1 Month USD LIBOR + 375 bps), 9/15/38 (144A)	1,995,736
6,701,985(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000% , 7/25/37 (144A)	1
4,500,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944% , 7/15/51	4,948,666
2,025,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289% , 9/15/48 (144A)	2,066,264
2,000,000(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 3.957% (1 Month USD LIBOR + 385 bps), 8/15/38 (144A)	1,970,182
4,325,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.506% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	4,284,207
24,700,000(a)	BX Trust, Series 2021-ARIA, Class E, 2.351% (1 Month USD LIBOR + 224 bps), 10/15/36 (144A)	24,561,300
4,500,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.46% (1 Month USD LIBOR + 1521 bps), 11/6/23 (144A)	4,496,747
4,138,077	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597% , 1/10/48	4,378,634
2,500,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class D, 6.099% , 2/15/33 (144A)	2,552,413
1,500,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F, 2.656% (1 Month USD LIBOR + 255 bps), 11/15/36 (144A)	1,453,026
3,700,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class G, 3.098% (1 Month USD LIBOR + 299 bps), 11/15/36 (144A)	3,551,587
9,580,074(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.456% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	9,279,338
1,750,000(c)	Citigroup Commercial Mortgage Trust, Series 2017-P8, Class C, 4.265% , 9/15/50	1,863,382
3,500,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744% , 3/10/51	3,773,150
21Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
795,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717% , 2/15/53	$ 826,587
2,470,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 2.827% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	2,439,021
5,897,943(a)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.206% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	5,889,214
2,484,000(c)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463% , 8/10/48	2,294,139
5,227,225(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035% , 2/10/48	5,425,845
2,285,190	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651% , 2/10/49	2,382,502
2,411,000	COMM Mortgage Trust, Series 2019-GC44, Class D, 2.50% , 8/15/57 (144A)	2,137,251
7,650,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.633% , 2/10/37 (144A)	7,381,487
3,912,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633% , 2/10/37 (144A)	3,683,858
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173% , 11/10/46 (144A)	3,698,044
7,000,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.256% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	6,993,183
4,083,017(c)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.261% , 4/15/50	3,863,729
2,680,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.56% , 11/15/48	2,651,681
1,500,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class D, 4.921% , 1/15/49 (144A)	1,319,969
4,106,000	DBGS Mortgage Trust, Series 2018-C1, Class 7EB, 5.237% , 9/15/31 (144A)	4,194,430
2,750,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 3.80% (SOFR30A + 375 bps), 1/25/51 (144A)	2,821,644
6,000,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 4.048% (SOFR30A + 400 bps), 11/25/51 (144A)	5,999,992
2,340,000(c)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.035% , 7/25/27 (144A)	2,542,754
Pioneer Strategic Income Fund |  | 12/31/2122

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,500,000(c)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.788% , 12/25/26 (144A)	$ 4,613,335
2,800,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.061% , 7/25/27 (144A)	2,911,564
2,300,000(c)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.021% , 11/25/32 (144A)	2,434,668
1,875,000(c)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.307% , 8/25/33 (144A)	2,030,809
3,534,000(c)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.576% , 1/25/26 (144A)	3,569,512
6,364,000(c)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.812% , 12/25/27 (144A)	6,452,035
2,600,000(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 5.094% (1 Month USD LIBOR + 500 bps), 10/25/28	2,534,556
975,000(c)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.081% , 10/25/31 (144A)	1,028,830
2,900,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.38% , 2/25/52 (144A)	3,181,870
7,176,167(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60% , 10/25/27 (144A)	6,181,457
8,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 6.994% (1 Month USD LIBOR + 690 bps), 8/25/29	7,481,473
3,900,000(c)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.585% , 3/25/53 (144A)	4,102,525
4,745,981(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.344% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	4,747,243
4,238,633(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.094% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	4,273,016
5,000,000(f)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000% , 9/25/54 (144A)	2,560,155
81,605,059	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10% , 9/25/54 (144A)	633,688
18,374,996	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10% , 9/25/54 (144A)	129,889
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000% , 1/25/31 (144A)	4,953,152
123,332,856	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10% , 1/25/31 (144A)	879,067
10,000,000	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10% , 1/25/31 (144A)	63,270
23Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
24,346,118(c)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.103% , 7/25/40	$ 1,587,372
6,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.606% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	5,878,609
5,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.106% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	4,948,016
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 3.656% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	2,196,505
4,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549% , 7/5/33 (144A)	4,906,517
3,750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.706% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	3,632,407
3,590,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class D, 1.766% (1 Month USD LIBOR + 166 bps), 7/15/36 (144A)	3,565,904
1,500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.266% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	1,472,026
11,650,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861% , 12/5/38 (144A)	10,566,076
5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469% , 6/15/52 (144A)	5,805,331
3,100,000(a)	KNDL Mortgage Trust, Series 2019-KNSQ, Class F, 2.106% (1 Month USD LIBOR + 200 bps), 5/15/36 (144A)	3,073,054
34,000,000(a)	Med Trust, Series 2021-MDLN, Class F, 4.107% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	33,659,147
4,000,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class C, 4.452% , 2/15/48	4,094,301
1,250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.342% , 5/15/48	1,286,838
Pioneer Strategic Income Fund |  | 12/31/2124

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356% , 5/15/50 (144A)	$ 1,866,675
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012% , 9/9/32 (144A)	3,436,528
2,140,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00% , 3/15/49 (144A)	2,010,702
2,000,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276% , 7/11/40 (144A)	2,196,138
11,900,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.358% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)	11,750,634
1,030,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.398% , 8/15/36 (144A)	937,330
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713% , 4/13/33 (144A)	2,972,620
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 3.052% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	5,589,648
2,659,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054% , 2/25/52 (144A)	2,748,964
5,400,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.534% , 2/25/52 (144A)	5,494,129
6,450,000(a)	Ready Captial Mortgage Financing LLC, Series 2019-FL3, Class D, 3.003% (1 Month USD LIBOR + 290 bps), 3/25/34 (144A)	6,286,711
2,403,000(c)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127% , 10/25/52 (144A)	2,466,378
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851% , 7/15/41 (144A)	7,915,840
10,350,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851% , 7/15/41 (144A)	9,312,579
1,763,308(a)	SLIDE, Series 2018-FUN, Class E, 2.656% (1 Month USD LIBOR + 255 bps), 6/15/31 (144A)	1,710,007
3,000,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697% , 8/10/38 (144A)	2,919,317
67,584,000(c)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.324% , 3/15/51	1,481,759
25Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,912,000(c)	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% , 4/10/46 (144A)	$ 3,933,578
2,400,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.25% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	2,412,560
5,200,000(a)	XCALI Mortgage Trust, Series 2021-CT2, Class A, 3.25% (1 Month USD LIBOR + 225 bps), 4/6/23 (144A)	5,201,899
	Total Commercial Mortgage-Backed Securities (Cost $382,658,457)	$377,586,847

	Convertible Corporate Bonds — 0.9% of Net Assets
	Airlines — 0.1%
2,595,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	$ 2,192,775
5,156,000	Spirit Airlines, Inc., 1.00%, 5/15/26	4,444,681
	Total Airlines	$6,637,456
	Banks — 0.0%
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 12/22/22	$ 105,524
	Total Banks	$105,524
	Beverages — 0.1%
1,935,000	MGP Ingredients, Inc., 1.875%, 11/15/41 (144A)	$ 2,207,061
	Total Beverages	$2,207,061
	Biotechnology — 0.1%
3,493,000	Insmed, Inc., 1.75%, 1/15/25	$ 3,586,962
	Total Biotechnology	$3,586,962
	Entertainment — 0.2%
12,093,000(f)	DraftKings, Inc., 3/15/28 (144A)	$ 9,106,029
1,892,000	IMAX Corp., 0.50%, 4/1/26 (144A)	1,819,508
	Total Entertainment	$10,925,537
	Leisure Time — 0.1%
7,780,000(f)	Peloton Interactive, Inc., 2/15/26 (144A)	$ 6,593,550
	Total Leisure Time	$6,593,550
Pioneer Strategic Income Fund |  | 12/31/2126

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — 0.1%
7,025,000	Tricida, Inc., 3.50%, 5/15/27	$ 3,868,667
	Total Pharmaceuticals	$3,868,667
	Software — 0.2%
2,231,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$ 2,052,520
4,819,000	Verint Systems, Inc., 0.25%, 4/15/26 (144A)	5,129,344
	Total Software	$7,181,864
	Total Convertible Corporate Bonds (Cost $47,200,746)	$41,106,621

	Corporate Bonds — 32.7% of Net Assets
	Advertising — 0.2%
11,354,000	Midas OpCo Holdings LLC, 5.625%, 8/15/29 (144A)	$ 11,623,657
	Total Advertising	$11,623,657
	Aerospace & Defense — 1.1%
25,979,000	Boeing Co., 3.75%, 2/1/50	$ 27,097,110
9,700,000	Boeing Co., 5.805%, 5/1/50	13,177,496
10,337,000	Howmet Aerospace, Inc., 3.00%, 1/15/29	10,346,975
	Total Aerospace & Defense	$50,621,581
	Agriculture — 0.2%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 7,378,123
	Total Agriculture	$7,378,123
	Airlines — 1.1%
1,920,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 1,958,400
7,496,390	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.80%, 8/15/27 (144A)	8,191,591
1,630,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 1/11/32	1,615,028
2,340,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	2,433,307
1,955,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	2,087,138
5,171,524	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	5,141,079
5,076,652	British Airways 2019-1 Class AA Pass Through Trust, 3.30%, 12/15/32 (144A)	5,227,911
1,699,598	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	1,808,828
27Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Airlines — (continued)
2,464,253	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	$ 2,829,876
9,180,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	8,640,767
8,145,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	8,694,787
1,020,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	1,063,590
1,020,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	1,051,875
	Total Airlines	$50,744,177
	Apparel — 0.1%
3,590,000	Wolverine World Wide, Inc., 4.00%, 8/15/29 (144A)	$ 3,490,449
	Total Apparel	$3,490,449
	Auto Manufacturers — 0.6%
4,312,000	Ford Motor Co., 5.291%, 12/8/46	$ 5,067,678
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	7,976,846
15,325,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	16,203,276
	Total Auto Manufacturers	$29,247,800
	Auto Parts & Equipment — 0.1%
3,940,000	Dana, Inc., 4.25%, 9/1/30	$ 3,994,175
	Total Auto Parts & Equipment	$3,994,175
	Banks — 3.7%
20,800,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 20,806,532
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	5,154,100
ARS78,000,000(a)	Banco de la Ciudad de Buenos Aires, 39.804% (BADLARPP + 399 bps), 12/5/22	262,843
4,845,000	Banco do Brasil SA, 3.25%, 9/30/26 (144A)	4,715,929
4,608,000(c)(g)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	4,771,630
3,460,000(c)(g)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	3,970,385
4,240,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	4,626,942
8,400,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	8,417,639
14,450,000(c)	BPCE SA, 3.116% (SOFRRATE + 173 bps), 10/19/32 (144A)	14,512,935
Pioneer Strategic Income Fund |  | 12/31/2128

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
2,405,000(c)(g)	Credit Suisse Group AG, 5.25% (5 Year CMT Index + 489 bps) (144A)	$ 2,483,163
KZT1,923,750,000	Development Bank of Kazakhstan JSC, 10.75%, 2/12/25	4,367,720
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,485,800
3,005,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	3,076,369
1,245,000(c)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	1,257,136
EUR5,560,000(c)(g)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap + 719 bps)	7,667,285
11,185,000(c)	Macquarie Group, Ltd., 2.871% (SOFRRATE + 153 bps), 1/14/33 (144A)	11,164,469
4,635,000(c)(g)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	4,868,604
5,010,000(c)(g)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	4,805,843
EUR28,280,100(g)	Stichting AK Rabobank Certificaten, 6.50%	44,270,729
8,500,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	9,269,686
9,395,000(c)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	11,270,097
	Total Banks	$173,225,836
	Biotechnology — 0.1%
EUR985,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 1,125,628
EUR2,625,000	Grifols Escrow Issuer SA, 3.875%, 10/15/28 (144A)	2,998,640
	Total Biotechnology	$4,124,268
	Building Materials — 0.6%
5,530,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 5,751,200
5,970,000	Cemex SAB de CV, 5.45%, 11/19/29 (144A)	6,395,362
4,365,000	Patrick Industries, Inc., 4.75%, 5/1/29 (144A)	4,321,350
9,325,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	9,512,619
495,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	518,463
	Total Building Materials	$26,498,994
29Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Chemicals — 0.7%
2,700,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 2,710,125
2,566,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	2,732,790
1,216,000	OCI NV, 4.625%, 10/15/25 (144A)	1,261,600
7,843,000	Olin Corp., 5.00%, 2/1/30	8,235,150
710,000	Olin Corp., 5.625%, 8/1/29	768,895
EUR1,180,000	Olympus Water US Holding Corp., 3.875%, 10/1/28 (144A)	1,346,789
2,385,000	Olympus Water US Holding Corp., 6.25%, 10/1/29 (144A)	2,325,375
3,800,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	3,899,750
5,055,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	5,156,100
6,570,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	6,561,787
	Total Chemicals	$34,998,361
	Commercial Services — 1.3%
5,196,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 5,446,993
EUR2,470,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	2,746,011
1,670,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,668,964
1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,006,022
4,735,000	Brink's Co., 5.50%, 7/15/25 (144A)	4,924,400
5,270,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	5,249,974
5,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,348,125
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	3,657,650
437,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	471,167
2,835,000	HealthEquity, Inc., 4.50%, 10/1/29 (144A)	2,806,650
1,655,000	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29 (144A)	1,628,090
1,690,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	1,668,875
Pioneer Strategic Income Fund |  | 12/31/2130

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
3,795,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	$ 4,074,578
10,716,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	11,171,430
MXN73,500,000	Red de Carreteras de Occidente SAB de CV, 9.00%, 6/10/28 (144A)	3,642,492
4,035,000	Sotheby's, 7.375%, 10/15/27 (144A)	4,297,275
	Total Commercial Services	$59,808,696
	Computers — 0.2%
990,000	CA Magnum Holdings, 5.375%, 10/31/26 (144A)	$ 1,023,413
3,915,000	KBR, Inc., 4.75%, 9/30/28 (144A)	3,993,300
2,415,000	NCR Corp., 5.00%, 10/1/28 (144A)	2,487,450
1,215,000	NCR Corp., 5.25%, 10/1/30 (144A)	1,248,412
	Total Computers	$8,752,575
	Cosmetics/Personal Care — 0.1%
5,445,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 5,777,526
	Total Cosmetics/Personal Care	$5,777,526
	Diversified Financial Services — 2.0%
8,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 8,421,630
7,310,000	Air Lease Corp., 3.125%, 12/1/30	7,466,692
9,395,000	Alliance Data Systems Corp., 7.00%, 1/15/26 (144A)	9,864,750
9,950,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	9,589,412
6,660,000	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	3,996,067
17,245,453(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% cash), 9/15/24 (144A)	16,641,862
4,940,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	5,063,500
2,745,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	2,710,687
1,180,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	1,229,206
5,575,000	OneMain Finance Corp., 3.50%, 1/15/27	5,512,281
2,500,000(a)	OWS Cre Funding I LLC, 5.006% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	2,513,579
31Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	$ 6,981,758
EUR3,215,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	3,655,702
11,749,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	11,528,706
	Total Diversified Financial Services	$95,175,832
	Electric — 1.7%
2,505,000	Adani Electricity Mumbai, Ltd., 3.949%, 2/12/30 (144A)	$ 2,471,959
3,967,125	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	3,999,140
1,605,000	Calpine Corp., 4.625%, 2/1/29 (144A)	1,582,931
1,605,000	Calpine Corp., 5.00%, 2/1/31 (144A)	1,605,000
4,030,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	4,019,925
1,340,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	1,329,950
EUR3,240,000	ContourGlobal Power Holdings SA, 2.75%, 1/1/26 (144A)	3,614,965
EUR1,635,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	1,826,173
9,225,000	Light Servicos de Eletricidade SA/Light Energia SA, 4.375%, 6/18/26 (144A)	9,211,255
2,336,000	NextEra Energy Operating Partners LP, 4.50%, 9/15/27 (144A)	2,522,880
1,645,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	1,611,936
2,285,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	2,227,875
8,980,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	8,800,400
20,059,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	21,839,355
1,913,000	Vistra Operations Co. LLC, 4.30%, 7/15/29 (144A)	2,047,505
9,005,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	9,019,678
	Total Electric	$77,730,927
	Electrical Components & Equipments — 0.4%
EUR7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$ 9,057,187
Pioneer Strategic Income Fund |  | 12/31/2132

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electrical Components & Equipments — (continued)
EUR4,585,000	Belden, Inc., 3.375%, 7/15/31 (144A)	$ 5,356,526
EUR6,020,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	6,616,520
	Total Electrical Components & Equipments	$21,030,233
	Electronics — 0.2%
2,600,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 2,665,000
4,265,000	II-VI, Inc., 5.00%, 12/15/29 (144A)	4,353,883
2,460,000	Sensata Technologies BV, 4.00%, 4/15/29 (144A)	2,512,275
1,850,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	1,845,375
	Total Electronics	$11,376,533
	Energy-Alternate Sources — 0.1%
656,655	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 755,732
1,105,000	Atlantica Sustainable Infrastructure Plc, 4.125%, 6/15/28 (144A)	1,113,287
2,095,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	2,196,325
	Total Energy-Alternate Sources	$4,065,344
	Engineering & Construction — 0.5%
1,930,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$ 1,956,537
7,985,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	8,447,611
6,138,000	Dycom Industries, Inc., 4.50%, 4/15/29 (144A)	6,253,087
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	1,628,728
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,442,813
4,275,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	4,387,219
	Total Engineering & Construction	$24,115,995
	Entertainment — 0.5%
1,795,000	Caesars Entertainment, Inc., 4.625%, 10/15/29 (144A)	$ 1,795,000
11,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	11,182,303
3,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	3,373,353
1,735,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	1,847,775
33Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Entertainment — (continued)
1,735,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	$ 1,934,525
3,636,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	3,826,890
	Total Entertainment	$23,959,846
	Environmental Control — 0.2%
6,132,000	Covanta Holding Corp., 6.00%, 1/1/27	$ 6,331,290
1,843,000	Tervita Corp., 11.00%, 12/1/25 (144A)	2,121,754
	Total Environmental Control	$8,453,044
	Food — 1.1%
GBP5,520,000	Bellis Acquisition Co. Plc, 3.25%, 2/16/26 (144A)	$ 7,182,998
1,510,000	Bimbo Bakeries USA, Inc., 4.00%, 5/17/51 (144A)	1,636,870
2,830,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	2,830,000
3,583,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30 (144A)	3,896,513
2,485,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29 (144A)	2,733,525
7,605,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/30 (144A)	7,804,175
7,605,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/32 (144A)	7,842,809
6,485,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	6,168,856
7,401,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	7,891,316
1,200,000	Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	1,182,000
2,170,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	2,191,700
	Total Food	$51,360,762
	Forest Products & Paper — 0.2%
EUR1,950,000	Ahlstrom-Munksjo Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 2,220,741
2,288,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	2,328,040
3,004,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	3,130,168
	Total Forest Products & Paper	$7,678,949
Pioneer Strategic Income Fund |  | 12/31/2134

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Gas — 0.0%†
2,195,000	Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (144A)	$ 2,154,393
	Total Gas	$2,154,393
	Hand/Machine Tools — 0.1%
EUR3,950,000	IMA Industria Macchine Automatiche S.p.A., 3.75%, 1/15/28 (144A)	$ 4,457,923
	Total Hand/Machine Tools	$4,457,923
	Healthcare-Services — 0.5%
4,195,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 4,320,682
EUR3,860,000	CAB SELAS, 3.375%, 2/1/28 (144A)	4,388,748
EUR2,272,000	IQVIA, Inc., 2.25%, 1/15/28 (144A)	2,600,314
2,655,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29 (144A)	2,711,445
7,950,000	Tenet Healthcare Corp., 4.375%, 1/15/30 (144A)	8,050,806
3,421,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	3,472,315
	Total Healthcare-Services	$25,544,310
	Home Builders — 0.0%†
913,000	M/I Homes, Inc., 3.95%, 2/15/30	$ 899,305
	Total Home Builders	$899,305
	Insurance — 1.3%
4,385,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 4,463,835
13,080,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	15,103,602
EUR2,650,000(c)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap + 370 bps), 5/23/59 (144A)	3,107,536
22,651,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	35,714,054
3,800,000	Liberty Mutual Insurance Co., 8.50%, 5/15/25 (144A)	4,577,408
	Total Insurance	$62,966,435
	Iron & Steel — 0.3%
2,889,000	Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	$ 3,001,310
1,985,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	2,101,619
35Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Iron & Steel — (continued)
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	$ 2,655,686
4,375,000	TMS International Corp., 6.25%, 4/15/29 (144A)	4,353,125
	Total Iron & Steel	$12,111,740
	Leisure Time — 0.4%
560,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 587,020
EUR660,000	Carnival Corp., 7.625%, 3/1/26 (144A)	788,981
1,130,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	1,113,050
5,295,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	5,356,210
300,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	299,625
10,582,000	VOC Escrow, Ltd., 5.00%, 2/15/28 (144A)	10,476,180
	Total Leisure Time	$18,621,066
	Lodging — 0.3%
3,115,000	Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26 (144A)	$ 3,085,176
1,900,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	1,914,250
3,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	3,203,125
4,500,000	Sands China, Ltd., 4.375%, 6/18/30	4,584,600
	Total Lodging	$12,787,151
	Media — 0.5%
3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 3,989,099
6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	6,240,000
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	5,866,750
2,305,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	2,221,444
1,345,000	CSC Holdings LLC, 5.50%, 4/15/27 (144A)	1,390,394
2,034,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	569,520
2,025,000	Sinclair Television Group, Inc., 4.125%, 12/1/30 (144A)	1,918,687
	Total Media	$22,195,894
	Metal Fabricate/Hardware — 0.1%
5,023,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 4,874,822
	Total Metal Fabricate/Hardware	$4,874,822
Pioneer Strategic Income Fund |  | 12/31/2136

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — 1.2%
3,200,000	Alcoa Nederland Holding BV, 4.125%, 3/31/29 (144A)	$ 3,296,000
4,776,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	4,809,336
11,678,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	10,702,303
4,144,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	4,191,656
8,750,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	9,187,500
11,990,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	11,780,175
2,387,000	Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28 (144A)	2,595,863
3,940,000	Minsur SA, 4.50%, 10/28/31 (144A)	4,023,725
1,685,000	Novelis Corp., 3.25%, 11/15/26 (144A)	1,699,744
2,590,000	Novelis Corp., 3.875%, 8/15/31 (144A)	2,573,812
	Total Mining	$54,860,114
	Miscellaneous Manufacturing — 0.1%
3,040,000	Hillenbrand, Inc., 3.75%, 3/1/31	$ 3,047,600
	Total Miscellaneous Manufacturing	$3,047,600
	Multi-National — 1.0%
4,880,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 5,033,369
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	9,173,189
2,860,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	3,152,235
IDR189,000,300,000	European Bank for Reconstruction & Development, 6.45%, 12/13/22	13,511,482
IDR113,010,000,000	Inter-American Development Bank, 7.875%, 3/14/23	8,220,134
KZT2,993,000,000	International Finance Corp., 7.50%, 2/3/23	6,688,948
	Total Multi-National	$45,779,357
	Office & Business Equipment — 0.2%
4,390,000	CDW LLC/CDW Finance Corp., 3.276%, 12/1/28	$ 4,496,457
5,050,000	CDW LLC/CDW Finance Corp., 3.569%, 12/1/31	5,252,000
	Total Office & Business Equipment	$9,748,457
	Oil & Gas — 2.5%
18,480,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$ 25,130,929
2,230,000	EQT Corp., 3.625%, 5/15/31 (144A)	2,313,625
37Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,080,000	EQT Corp., 5.00%, 1/15/29	$ 1,196,100
7,175,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	7,121,187
1,240,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	1,277,200
8,060,000	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	8,023,730
905,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	948,757
715,000	MEG Energy Corp., 6.50%, 1/15/25 (144A)	727,756
3,815,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	4,062,670
8,985,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	9,175,931
9,125,000	Occidental Petroleum Corp., 4.40%, 4/15/46	9,353,125
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32 (144A)	4,479,350
2,500,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	2,548,050
2,814,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	2,863,245
2,315,000	Rockcliff Energy II LLC, 5.50%, 10/15/29 (144A)	2,384,450
2,217,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	2,272,425
2,245,000	Southwestern Energy Co., 4.75%, 2/1/32	2,363,356
3,955,000	Southwestern Energy Co., 5.375%, 2/1/29	4,182,412
13,220,000	Southwestern Energy Co., 5.375%, 3/15/30	14,164,966
5,545,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30 (144A)	5,683,154
6,025,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	6,087,600
4,020,000	YPF SA, 6.95%, 7/21/27 (144A)	2,631,894
ARS22,175,000	YPF SA, 16.50%, 5/9/22 (144A)	103,189
	Total Oil & Gas	$119,095,101
	Packaging & Containers — 0.2%
7,630,000	Greif, Inc., 6.50%, 3/1/27 (144A)	$ 7,916,125
	Total Packaging & Containers	$7,916,125
	Pharmaceuticals — 1.1%
2,570,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 2,614,975
1,720,000	Bausch Health Cos., Inc., 5.00%, 1/30/28 (144A)	1,582,400
4,059,427	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	4,731,421
602,309	CVS Pass-Through Trust, 6.036%, 12/10/28	686,776
Pioneer Strategic Income Fund |  | 12/31/2138

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
807,308	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	$ 1,028,377
4,600,000	Jazz Securities, DAC, 4.375%, 1/15/29 (144A)	4,763,024
2,930,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.125%, 4/30/28 (144A)	2,977,612
2,424,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	2,477,158
EUR1,625,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	1,838,500
EUR2,725,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	3,059,754
16,473,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	15,484,620
1,478,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	1,463,220
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,301,852
7,500,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	7,987,500
	Total Pharmaceuticals	$51,997,189
	Pipelines — 2.3%
5,495,000	DCP Midstream Operating LP, 5.60%, 4/1/44	$ 6,835,780
1,415,000	Energy Transfer LP, 4.15%, 9/15/29	1,515,087
1,262,000	Energy Transfer LP, 6.125%, 12/15/45	1,574,130
41,961,000(c)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	42,590,415
1,694,000(c)(g)	Energy Transfer LP Series B, 6.625% (3 Month USD LIBOR + 416 bps)	1,604,929
796,000	EnLink Midstream LLC, 5.375%, 6/1/29	813,910
15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	15,279,715
3,862,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,895,117
4,224,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	4,550,235
9,425,000	ONEOK, Inc., 6.875%, 9/30/28	11,503,569
1,665,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	1,727,437
3,690,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33 (144A)	3,875,238
39Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Pipelines — (continued)
2,465,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31 (144A)	$ 2,612,900
8,690,000	Williams Cos., Inc., 7.75%, 6/15/31	11,773,436
	Total Pipelines	$110,151,898
	Real Estate — 0.3%
EUR5,800,000	ADLER Real Estate AG, 3.00%, 4/27/26	$ 6,058,528
6,210,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	6,295,108
	Total Real Estate	$12,353,636
	REITs — 0.9%
3,855,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 3,875,778
7,615,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	7,691,150
12,750,000	iStar, Inc., 4.25%, 8/1/25	13,036,875
3,345,000	iStar, Inc., 4.75%, 10/1/24	3,470,437
1,740,000	iStar, Inc., 5.50%, 2/15/26	1,800,900
1,515,000	Starwood Property Trust, Inc., 3.75%, 12/31/24 (144A)	1,530,726
8,337,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	8,701,744
2,975,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,964,781
	Total REITs	$43,072,391
	Retail — 0.4%
465,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	$ 474,300
3,405,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	3,468,844
435,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	442,069
3,155,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	3,153,328
3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,910,322
7,001,000	Penske Automotive Group, Inc., 3.75%, 6/15/29	6,939,741
615,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	621,150
	Total Retail	$19,009,754
Pioneer Strategic Income Fund |  | 12/31/2140

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — 1.7%
475,000	Altice France SA, 5.125%, 1/15/29 (144A)	$ 463,125
1,835,000	Altice France SA, 5.125%, 7/15/29 (144A)	1,789,951
9,874,000	Altice France SA, 5.50%, 1/15/28 (144A)	9,787,800
4,600,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	4,301,000
4,120,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	4,094,497
1,976,217	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.00%, 12/31/26 (144A)	1,926,812
4,950,371	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.75%, 5/25/24 (144A)	5,080,368
1,240,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	1,178,000
4,351,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	4,438,020
4,235,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	4,285,820
EUR6,915,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	8,000,659
3,010,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	3,053,796
4,250,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	4,111,875
1,346,400	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	1,463,806
4,425,000	MTN Mauritius Investments, Ltd., 6.50%, 10/13/26 (144A)	4,936,264
12,551,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	11,970,516
6,900,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	6,520,569
4,270,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	4,528,165
	Total Telecommunications	$81,931,043
	Transportation — 0.3%
4,910,000	Hidrovias International Finance SARL, 4.95%, 2/8/31 (144A)	$ 4,484,107
41Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Transportation — (continued)
4,510,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 4,555,100
6,290,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	6,997,625
	Total Transportation	$16,036,832
	Total Corporate Bonds (Cost $1,485,066,926)	$1,536,846,219

Shares
	Convertible Preferred Stock — 2.0% of Net Assets
	Banks — 2.0%
61,824(g)	Wells Fargo & Co., 7.50%	$ 92,150,527
	Total Banks	$92,150,527
	Total Convertible Preferred Stock (Cost $83,234,702)	$92,150,527

	Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
1,880,020(i)	ANR, Inc.,3/31/23	$ 11,280
	Total Health Care Providers & Services	$11,280
	Oil, Gas & Consumable Fuels — 0.0%†
365(b)(j)	Alpha Metallurgical Resources, Inc.,7/25/23	$ 8,844
	Total Oil, Gas & Consumable Fuels	$8,844
	Real Estate Management & Development — 0.0%†
86(b)+^	Fujian Thai Hot Investment Co., Ltd.,10/13/27	$ 96,291
	Total Real Estate Management & Development	$96,291
	Total Warrants (Cost $234,627)	$116,415

Pioneer Strategic Income Fund |  | 12/31/2142

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value

	Insurance-Linked Securities — 2.8% of Net Assets#
	Event Linked Bonds — 0.8%
	Earthquakes – California — 0.1%
750,000(a)	Phoenician Re, 2.657%, (3 Month U.S. Treasury Bill + 250 bps), 12/14/24 (144A)	$ 749,250
3,000,000(a)	Ursa Re II, 3.907%, (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	3,066,600
		$3,815,850
	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 3.621%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 252,975
	Flood - U.S. — 0.0%
750,000(a)	FloodSmart Re, 15.237%, (3 Month U.S. Treasury Bill + 1508 bps), 2/27/23 (144A)	$ 749,250
1,000,000(a)	FloodSmart Re, 13.157%, (3 Month U.S. Treasury Bill + 1300 bps), 3/1/24 (144A)	1,002,500
		$1,751,750
	Health – U.S. — 0.0%†
1,500,000(a)	Vitality Re X, 1.907%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 1,469,700
	Multiperil – Florida — 0.0%†
250,000(a)	Sanders Re II, 5.587%, (3 Month U.S. Treasury Bill + 543 bps), 6/7/23 (144A)	$ 256,475
	Multiperil - Texas — 0.0%†
1,000,000(a)	Alamo Re, 5.197%, (1 Month U.S. Treasury Bill + 504 bps), 6/8/22 (144A)	$ 1,010,600
	Multiperil – U.S. — 0.2%
900,000(a)	Easton Re Pte, 4.147%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	$ 906,390
1,500,000(a)	Four Lakes Re, 7.157%, (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	1,508,250
500,000(a)	Four Lakes Re, 4.907%, (3 Month U.S. Treasury Bill + 475 bps), 1/7/25 (144A)	499,950
1,500,000(a)	Four Lakes Re, Ltd., 9.657%, (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)	1,509,150
500,000(a)	Herbie Re, 9.157%, (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)	524,450
43Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
Multiperil – U.S. — (continued)
1,500,000(a)	Residential Reinsurance 2020, 6.667%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	$ 1,536,000
1,250,000(a)	Residential Reinsurance 2020, Ltd., 8.397%, (3 Month U.S. Treasury Bill + 824 bps), 12/6/24 (144A)	1,255,250
750,000(a)	Sussex Capital UK Pcc, Ltd., 8.34%, (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	771,750
$8,511,190
Multiperil – U.S. & Canada — 0.1%
1,000,000(a)	Hypatia, Ltd., 10.532%, (3 Month U.S. Treasury Bill + 1038 bps), 6/7/23 (144A)	$ 1,059,200
250,000(a)	Matterhorn Re, 5.959%, (SOFRRATE + 592 bps), 12/8/25 (144A)	249,875
500,000(a)	Mona Lisa Re, 8.157%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	503,950
$1,813,025
Multiperil – U.S. Regional — 0.1%
4,900,000(a)	Long Point Re III, 2.907%, (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$ 4,898,040
Multiperil – Worldwide — 0.0%†
500,000(a)	Northshore Re II, 5.907%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 513,000
Pandemic – U.S — 0.0%†
500,000(a)	Vitality Re XI, 1.957%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 489,750
Windstorm – Florida — 0.0%†
750,000(a)	Integrity Re, 4.38%, (3 Month USD LIBOR + 438 bps), 6/10/22 (144A)	$ 756,375
Windstorm - North Carolina — 0.1%
2,750,000(a)	Cape Lookout Re, 6.387%, (1 Month U.S. Treasury Bill + 623 bps), 5/9/22 (144A)	$ 2,796,200
Windstorm – U.S — 0.0%†
750,000(a)	Bonanza Re, 4.907%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 759,225
Windstorm – U.S. Regional — 0.2%
3,250,000(a)	Cape Lookout Re, 4.307%, (1 Month U.S. Treasury Bill + 415 bps), 2/25/22 (144A)	$ 3,264,625
Pioneer Strategic Income Fund |  | 12/31/2144

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — (continued)
2,000,000(a)	Matterhorn Re, 5.648%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	$ 2,008,000
1,500,000(a)	Matterhorn Re, 4.398%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	1,508,400
		$6,781,025
	Total Event Linked Bonds	$35,875,180
Face Amount USD ($)
	Collateralized Reinsurance — 0.6%
	Earthquakes – California — 0.1%
1,800,000(b)(k)+	Adare Re 2021, 9/30/27	$ 1,824,342
754,500(k)+	Adare Re 2022, 12/31/27	754,500
		$2,578,842
	Multiperil – Massachusetts — 0.1%
2,600,000(b)(k)+	Denning Re 2021, 7/31/25	$ 2,602,107
	Multiperil – U.S. — 0.3%
6,000,000(b)(k)+	Ballybunion Re 2020, 2/28/23	$ 1,857,000
3,000,000(b)(k)+	Ballybunion Re 2021, 7/31/25	3,111,588
3,000,000(b)(k)+	Ballybunion Re 2021-2, 6/30/25	3,000,000
3,406,059(b)(k)+	Ballybunion Re 2021-3, 7/31/25	3,406,059
550,000(b)(k)+	Dingle Re 2020, 12/31/22	52,950
500,000(k)+	Port Royal Re 2021, 5/31/25	497,732
		$11,925,329
	Multiperil – Worldwide — 0.0%
20,000(k)+	Limestone Re, 9/9/22 (144A)	$ —
140,000(k)+	Limestone Re, 3/1/23 (144A)	18,130
1,020,000(b)(k)+	Limestone Re 2020-1, 3/1/24 (144A)	72,318
480,000(k)+	Limestone Re 2020-1, 3/1/24 (144A)	34,032
250,000(k)+	Merion Re 2021-1, 12/31/24	250,125
600,000(b)(k)+	Old Head Re 2021, 12/31/24	603,000
500,000(b)(k)+	Pine Valley Re 2021, 12/31/24	496,235
850,864(b)(k)+	Seminole Re 2018, 1/31/23	21,023
608,616(b)(k)+	Walton Health Re 2018, 6/15/22	48,448
300,000(b)(k)+	Walton Health Re 2019, 6/30/22	250,380
		$1,793,691
45Pioneer Strategic Income Fund |  | 12/31/21

Face Amount USD ($)		Value
	Windstorm – Florida — 0.0%†
1,750,000(b)(k)+	Formby Re 2018, 2/28/23	$ 214,900
2,200,000(b)(k)+	Portrush Re 2017, 6/15/22	1,403,820
		$1,618,720
	Windstorm - North Carolina — 0.0%
1,500,000(b)(k)+	Isosceles Re 2021-A1, 5/31/25	$ 1,499,550
	Windstorm – U.S — 0.0%†
500,000(k)+	Shadow Creek Re 2021, 7/31/25	$ 499,658
	Windstorm – U.S. Multistate — 0.0%†
1,500,000(b)(k)+	White Heron Re 2021, 6/30/25	$ 1,507,689
	Windstorm – U.S. Regional — 0.1%†
1,500,000(k)+	Isosceles Insurance, Ltd., 7/10/23	$ 1,503,750
1,250,000(b)(k)+	Oakmont Re 2017, 4/30/23	36,750
2,000,000(b)(k)+	Oakmont Re 2020, 4/30/24	1,615,079
		$3,155,579
	Total Collateralized Reinsurance	$27,181,165
	Reinsurance Sidecars — 1.4%
	Multiperil – U.S. — 0.0%
1,750,000(b)(k)+	Carnoustie Re 2020, 12/31/23	$ 237,300
1,390,289(b)(k)+	Carnoustie Re 2021, 12/31/24	1,409,608
3,000,000(b)(l)+	Harambee Re 2018, 12/31/22	5,400
5,000,000(l)+	Harambee Re 2019, 12/31/22	5,500
3,000,000(b)(l)+	Harambee Re 2020, 12/31/23	117,300
692,491(a)(k)+	Sector Re V, Ltd., 3/1/26 (144A)	724,830
		$2,499,938
	Multiperil – Worldwide — 1.4%
2,201(k)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 14,852
33,410(l)+	Alturas Re 2019-2, 3/10/23	47,041
357,085(k)+	Alturas Re 2020-1B, 3/10/23 (144A)	32,031
360,465(l)+	Alturas Re 2020-2, 3/10/23	301,277
250,000(b)(l)+	Alturas Re 2020-3, 9/30/24	1,825
2,639,535(b)(l)+	Alturas Re 2021-2, 12/31/24	2,504,919
236,951(b)(l)+	Alturas Re 2021-3, 7/31/25	228,634
4,000,000(b)(k)+	Bantry Re 2016, 3/31/23	322,400
3,000,000(b)(k)+	Bantry Re 2017, 3/31/23	175,323
2,500,000(b)(k)+	Bantry Re 2018, 12/31/22	28,500
4,000,000(b)(k)+	Bantry Re 2019, 12/31/22	135,855
3,821,406(b)(k)+	Bantry Re 2020, 12/31/23	558,690
3,932,000(b)(k)+	Bantry Re 2021, 12/31/24	3,875,772
13,924,181(b)(k)+	Berwick Re 2018-1, 12/31/22	1,076,339
Pioneer Strategic Income Fund |  | 12/31/2146

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
9,947,951(b)(k)+	Berwick Re 2019-1, 12/31/22	$ 1,188,780
2,000,000(k)+	Berwick Re 2020-1, 12/31/23	200
3,500,000(k)+	Berwick Re 2022, 12/31/27	3,500,000
155,000(k)+	Eden Re II, 3/22/23 (144A)	46,361
73,625(k)+	Eden Re II, 3/22/23 (144A)	283,000
232,500(k)+	Eden Re II, 3/22/23 (144A)	73,516
700,000(b)(k)+	Eden Re II, 3/22/24 (144A)	372,400
6,300,000(b)(k)+	Eden Re II, 3/21/25 (144A)	5,915,700
1,500,000(b)(k)+	Gleneagles Re 2018, 12/31/22	177,450
1,156,688(b)(k)+	Gleneagles Re 2019, 12/31/22	25,849
1,270,798(b)(k)+	Gleneagles Re 2020, 12/31/23	127,007
1,250,000(b)(k)+	Gleneagles Re 2021, 12/31/24	1,227,125
2,737,878(b)(k)+	Gullane Re 2018, 12/31/22	380,291
5,000,000(b)(k)+	Gullane Re 2021, 12/31/24	4,410,000
5,941(k)+	Limestone Re 2018, 3/1/23	—
500,000(l)+	Lion Rock Re 2019, 1/31/23	—
500,000(l)+	Lion Rock Re 2020, 1/31/23	—
500,000(b)(l)+	Lion Rock Re 2021, 12/31/24	390,450
6,000,000(b)(l)+	Lorenz Re 2018, 7/1/22	—
2,545,246(b)(l)+	Lorenz Re 2019, 6/30/22	83,484
1,282,713(b)(l)+	Lorenz Re 2020, 6/30/23	59,133
1,717,287(b)(l)+	Lorenz Re 2020, 6/30/23	79,167
8,500,000(b)(k)+	Merion Re 2018-2, 12/31/22	1,406,750
9,000,000(b)(k)+	Merion Re 2021-2, 12/31/24	8,505,000
6,150,000(b)(k)+	Pangaea Re 2016-2, 11/30/22	10,967
4,750,000(b)(k)+	Pangaea Re 2018-1, 12/31/22	100,009
7,100,000(b)(k)+	Pangaea Re 2018-3, 7/1/22	147,278
3,891,425(b)(k)+	Pangaea Re 2019-1, 2/1/23	81,087
5,220,725(b)(k)+	Pangaea Re 2019-3, 7/1/23	187,794
3,850,570(k)+	Pangaea Re 2020-1, 2/1/24	81,717
3,500,000(k)+	Pangaea Re 2020-3, 7/1/24	158,844
4,500,000(b)(k)+	Pangaea Re 2021-1, 12/31/24	4,384,350
1,000,000(b)(k)+	Phoenix One Re, 1/4/27	1,068,800
1,800,000(b)(k)+	Sector Re V, 12/1/23 (144A)	264,960
540,031(b)(k)+	Sector Re V, 12/1/23 (144A)	94,289
360,000(k)+	Sector Re V, 3/1/24 (144A)	278,172
3,608(k)+	Sector Re V, 3/1/24 (144A)	70,430
155,997(k)+	Sector Re V, 12/1/24 (144A)	458,990
150,000(k)+	Sector Re V, 12/1/24 (144A)	441,345
756(k)+	Sector Re V, 3/1/25 (144A)	40,986
575(k)+	Sector Re V, 3/1/25 (144A)	31,174
6,578(k)+	Sector Re V, 3/1/25 (144A)	95,213
47Pioneer Strategic Income Fund |  | 12/31/21

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,753,972(b)(k)+	Sector Re V, 12/1/25 (144A)	$ 3,029,920
2,253,960(a)(k)+	Sector Re V, Ltd., 3/1/26 (144A)	2,448,251
3,609,700(k)+	Sussex Re 2020-1, 12/31/22	115,510
1,000,000(b)(k)+	Sussex Re 2021-1, 12/31/24	1,002,000
1,000,000(b)(l)+	Thopas Re 2018, 12/31/22	13,600
3,000,000(b)(l)+	Thopas Re 2019, 12/31/22	—
4,000,000(l)+	Thopas Re 2020, 12/31/23	32,000
5,000,000(b)(l)+	Thopas Re 2021, 12/31/24	5,188,000
2,818,951(b)(l)+	Torricelli Re 2021, 7/31/25	2,615,423
3,000,000(k)+	Versutus Re 2018, 12/31/22	—
2,647,642(k)+	Versutus Re 2019-A, 12/31/22	—
852,358(k)+	Versutus Re 2019-B, 12/31/22	—
1,250,000(b)(l)+	Viribus Re 2018, 12/31/22	—
3,650,000(b)(l)+	Viribus Re 2019, 12/31/22	152,570
4,139,570(b)(l)+	Viribus Re 2020, 12/31/23	33,531
3,717,666(b)(l)+	Viribus Re 2021, 12/31/24	3,602,047
1,826,168(b)(k)+	Woburn Re 2018, 12/31/22	121,273
3,539,362(b)(k)+	Woburn Re 2019, 12/31/22	900,309
		$64,805,960
	Total Reinsurance Sidecars	$67,305,898
	Industry Loss Warranties — 0.0%†
	Windstorm – U.S — 0.0%†
2,000,000(k)+	Ballylifin Re 2021, 9/15/25	$ 1,526,400
	Total Industry Loss Warranties	$1,526,400
	Total Insurance-Linked Securities (Cost $135,483,432)	$131,888,643

Principal Amount USD ($)
	Foreign Government Bonds — 5.5% of Net Assets
	Argentina — 0.2%
351,880	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 127,560
5,955,800(e)	Argentine Republic Government International Bond, 1.125%, 7/9/35	1,905,916
Pioneer Strategic Income Fund |  | 12/31/2148

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Argentina — (continued)
8,500,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	$ 7,575,710
122,478	Province of Salta Argentina, 9.500%, 3/16/22 (144A)	113,598
	Total Argentina	$9,722,784
	Bahamas — 0.1%
5,815,000	Bahamas Government International Bond, 8.950%, 10/15/32 (144A)	$ 5,342,589
	Total Bahamas	$5,342,589
	Bahrain — 0.3%
7,000,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)	$ 6,877,220
5,010,000	Bahrain Government International Bond, 7.000%, 10/12/28 (144A)	5,430,359
	Total Bahrain	$12,307,579
	China — 1.1%
CNY313,405,000	China Government Bond, 3.270%, 11/19/30	$ 50,860,483
	Total China	$50,860,483
	Colombia — 0.1%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 4,309,104
	Total Colombia	$4,309,104
	Egypt — 0.5%
EGP197,044,000	Egypt Government Bond, 15.700%, 11/7/27	$ 13,160,850
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	2,229,393
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	5,124,096
2,000,000	Egypt Government International Bond, 8.875%, 5/29/50 (144A)	1,812,760
	Total Egypt	$22,327,099
	Gabon — 0.1%
5,045,000	Gabon Government International Bond, 7.000%, 11/24/31 (144A)	$ 4,931,488
	Total Gabon	$4,931,488
	Ghana — 0.1%
4,780,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 3,742,740
	Total Ghana	$3,742,740
49Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	Guatemala — 0.2%
7,305,000	Republic of Guatemala, 3.700%, 10/7/33 (144A)	$ 7,204,556
	Total Guatemala	$7,204,556
	Indonesia — 0.3%
IDR219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 15,671,899
	Total Indonesia	$15,671,899
	Ivory Coast — 0.3%
EUR8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 9,804,919
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	3,817,397
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,631,250
	Total Ivory Coast	$16,253,566
	Mexico — 0.7%
MXN620,140,000	Mexican Bonos, 8.500%, 5/31/29	$ 32,038,421
	Total Mexico	$32,038,421
	Nigeria — 0.1%
5,445,000	Nigeria Government International Bond, 7.375%, 9/28/33 (144A)	$ 5,181,462
	Total Nigeria	$5,181,462
	Oman — 0.1%
3,550,000	Oman Government International Bond, 6.250%, 1/25/31 (144A)	$ 3,877,771
1,910,000	Oman Government International Bond, 6.750%, 10/28/27 (144A)	2,139,200
	Total Oman	$6,016,971
	Rwanda — 0.1%
5,525,000	Rwanda International Government Bond, 5.500%, 8/9/31 (144A)	$ 5,565,885
	Total Rwanda	$5,565,885
	Serbia — 0.1%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 6,862,252
	Total Serbia	$6,862,252
Pioneer Strategic Income Fund |  | 12/31/2150

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	South Africa — 0.5%
ZAR404,250,000	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 22,882,351
	Total South Africa	$22,882,351
	Trinidad — 0.1%
4,440,000	Trinidad & Tobago Government International Bond, 4.500%, 6/26/30 (144A)	$ 4,497,720
	Total Trinidad	$4,497,720
	Ukraine — 0.3%
EUR4,490,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)	$ 4,099,716
9,575,000	Ukraine Government International Bond, 7.375%, 9/25/32 (144A)	8,524,239
	Total Ukraine	$12,623,955
	Uzbekistan — 0.2%
UZS76,270,000,000	Republic of Uzbekistan International Bond, 14.000%, 7/19/24 (144A)	$ 7,109,167
UZS33,340,000,000	Republic of Uzbekistan International Bond, 14.500%, 11/25/23 (144A)	3,135,003
	Total Uzbekistan	$10,244,170
	Total Foreign Government Bonds (Cost $265,308,653)	$258,587,074

	U.S. Government and Agency Obligations — 34.8% of Net Assets
9,820,436	Fannie Mae, 2.500%, 10/1/51	$ 10,046,127
219,000,000	Fannie Mae, 2.500%, 1/1/52 (TBA)	223,542,540
62,601	Fannie Mae, 3.000%, 10/1/39	65,187
84,559	Fannie Mae, 3.000%, 5/1/46	89,447
80,019	Fannie Mae, 3.000%, 10/1/46	84,856
226,662	Fannie Mae, 3.000%, 11/1/46	238,806
146,855	Fannie Mae, 3.000%, 11/1/46	152,958
41,457	Fannie Mae, 3.000%, 1/1/47	43,667
47,020	Fannie Mae, 3.000%, 3/1/47	49,935
448,460	Fannie Mae, 3.000%, 3/1/47	467,041
2,291,311	Fannie Mae, 3.000%, 5/1/48	2,427,258
269,236	Fannie Mae, 3.000%, 7/1/49	285,073
72,000,000	Fannie Mae, 3.000%, 1/1/52 (TBA)	74,624,062
4,000,000	Fannie Mae, 3.000%, 2/1/52 (TBA)	4,140,038
1,813,671	Fannie Mae, 3.500%, 7/1/42	1,958,426
3,281,911	Fannie Mae, 3.500%, 6/1/45	3,508,265
5,638,196	Fannie Mae, 3.500%, 9/1/45	6,097,713
1,248,787	Fannie Mae, 3.500%, 9/1/45	1,352,964
51Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
800,556	Fannie Mae, 3.500%, 6/1/46	$ 859,873
741,884	Fannie Mae, 3.500%, 9/1/46	803,019
261,308	Fannie Mae, 3.500%, 10/1/46	277,882
204,883	Fannie Mae, 3.500%, 7/1/47	219,029
803,947	Fannie Mae, 3.500%, 4/1/50	847,555
76,000,000	Fannie Mae, 3.500%, 1/1/52 (TBA)	80,031,563
33,000,000	Fannie Mae, 3.500%, 2/1/52 (TBA)	34,711,811
2,175	Fannie Mae, 4.000%, 12/1/23	2,311
4,506	Fannie Mae, 4.000%, 12/1/30	4,825
385,735	Fannie Mae, 4.000%, 9/1/37	420,123
4,695,247	Fannie Mae, 4.000%, 10/1/40	5,218,061
1,912,660	Fannie Mae, 4.000%, 12/1/40	2,125,620
2,799	Fannie Mae, 4.000%, 11/1/41	3,068
670,246	Fannie Mae, 4.000%, 11/1/41	735,917
923,573	Fannie Mae, 4.000%, 12/1/41	1,001,287
5,094,740	Fannie Mae, 4.000%, 12/1/41	5,594,474
12,186	Fannie Mae, 4.000%, 12/1/41	12,968
1,803,596	Fannie Mae, 4.000%, 1/1/42	1,980,441
587,788	Fannie Mae, 4.000%, 1/1/42	645,360
1,131,908	Fannie Mae, 4.000%, 2/1/42	1,239,087
647,241	Fannie Mae, 4.000%, 2/1/42	710,763
1,868,432	Fannie Mae, 4.000%, 4/1/42	2,051,807
1,025,627	Fannie Mae, 4.000%, 4/1/42	1,108,897
1,798,503	Fannie Mae, 4.000%, 5/1/42	1,974,913
93,023	Fannie Mae, 4.000%, 5/1/42	101,211
81,356	Fannie Mae, 4.000%, 6/1/42	86,821
76,380	Fannie Mae, 4.000%, 7/1/42	83,905
3,033,693	Fannie Mae, 4.000%, 8/1/42	3,339,969
109,297	Fannie Mae, 4.000%, 10/1/42	120,057
156,311	Fannie Mae, 4.000%, 11/1/42	166,205
1,034,888	Fannie Mae, 4.000%, 8/1/43	1,136,347
645,032	Fannie Mae, 4.000%, 11/1/43	709,169
804,215	Fannie Mae, 4.000%, 2/1/44	883,203
51,923	Fannie Mae, 4.000%, 6/1/44	55,231
224,983	Fannie Mae, 4.000%, 10/1/44	240,029
33,140	Fannie Mae, 4.000%, 6/1/45	35,520
129,529	Fannie Mae, 4.000%, 7/1/45	142,218
1,815,343	Fannie Mae, 4.000%, 4/1/47	1,964,040
1,823,324	Fannie Mae, 4.000%, 4/1/47	1,960,271
679,201	Fannie Mae, 4.000%, 6/1/47	734,827
244,371	Fannie Mae, 4.000%, 6/1/47	264,644
1,293,165	Fannie Mae, 4.000%, 7/1/47	1,399,171
Pioneer Strategic Income Fund |  | 12/31/2152

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
53,682	Fannie Mae, 4.000%, 6/1/49	$ 57,705
46,000,000	Fannie Mae, 4.000%, 1/1/52 (TBA)	48,939,687
1,456,813	Fannie Mae, 4.500%, 11/1/40	1,605,548
4,170,252	Fannie Mae, 4.500%, 12/1/40	4,607,000
191,952	Fannie Mae, 4.500%, 3/1/41	212,249
3,962	Fannie Mae, 4.500%, 4/1/41	4,373
2,121,661	Fannie Mae, 4.500%, 5/1/41	2,347,928
900,897	Fannie Mae, 4.500%, 7/1/41	996,280
3,359,964	Fannie Mae, 4.500%, 8/1/41	3,713,927
296,065	Fannie Mae, 4.500%, 9/1/41	327,314
1,242,883	Fannie Mae, 4.500%, 9/1/43	1,376,992
238,189	Fannie Mae, 4.500%, 1/1/47	255,738
125,000,000	Fannie Mae, 4.500%, 1/1/52 (TBA)	133,925,781
598	Fannie Mae, 5.000%, 2/1/22	616
207	Fannie Mae, 5.000%, 4/1/22	213
1,372	Fannie Mae, 5.000%, 6/1/22	1,413
655	Fannie Mae, 5.000%, 6/1/22	675
1,171,502	Fannie Mae, 5.000%, 6/1/35	1,323,419
334,696	Fannie Mae, 5.000%, 7/1/35	378,308
807,196	Fannie Mae, 5.000%, 7/1/35	912,731
368,865	Fannie Mae, 5.000%, 8/1/35	416,900
126,306	Fannie Mae, 5.000%, 5/1/38	143,210
416,858	Fannie Mae, 5.000%, 1/1/39	465,666
261,789	Fannie Mae, 5.000%, 7/1/39	296,231
259,185	Fannie Mae, 5.000%, 7/1/39	293,621
89,961	Fannie Mae, 5.000%, 7/1/39	99,396
693,869	Fannie Mae, 5.000%, 6/1/40	787,129
69,099	Fannie Mae, 5.000%, 6/1/40	77,121
488,875	Fannie Mae, 5.000%, 7/1/40	546,457
215,792	Fannie Mae, 5.000%, 10/1/40	244,551
127,967	Fannie Mae, 5.000%, 5/1/41	144,999
126,829	Fannie Mae, 5.000%, 7/1/41	143,465
128,466	Fannie Mae, 5.000%, 12/1/41	140,397
3,022,117	Fannie Mae, 5.000%, 9/1/43	3,376,677
9,160,237	Fannie Mae, 5.000%, 11/1/44	10,375,582
5,522	Fannie Mae, 5.500%, 5/1/33	6,063
4,668	Fannie Mae, 5.500%, 6/1/33	5,207
18,148	Fannie Mae, 5.500%, 7/1/33	20,502
34,204	Fannie Mae, 5.500%, 4/1/34	38,339
5,589	Fannie Mae, 5.500%, 10/1/35	6,349
55,554	Fannie Mae, 5.500%, 12/1/35	63,316
22,317	Fannie Mae, 5.500%, 3/1/36	24,650
53Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
508	Fannie Mae, 6.000%, 3/1/32	$ 584
830	Fannie Mae, 6.000%, 10/1/32	954
3,117	Fannie Mae, 6.000%, 11/1/32	3,432
18,930	Fannie Mae, 6.000%, 12/1/32	20,910
3,984	Fannie Mae, 6.000%, 1/1/33	4,578
2,087	Fannie Mae, 6.000%, 3/1/33	2,399
10,218	Fannie Mae, 6.000%, 5/1/33	11,250
31,259	Fannie Mae, 6.000%, 12/1/33	35,998
25,501	Fannie Mae, 6.000%, 1/1/34	29,322
106,985	Fannie Mae, 6.000%, 6/1/37	121,795
46,343	Fannie Mae, 6.000%, 12/1/37	53,647
77,174	Fannie Mae, 6.000%, 4/1/38	89,517
43,499	Fannie Mae, 6.000%, 7/1/38	48,317
105	Fannie Mae, 6.500%, 4/1/29	118
334	Fannie Mae, 6.500%, 5/1/31	369
116	Fannie Mae, 6.500%, 6/1/31	128
275	Fannie Mae, 6.500%, 2/1/32	312
1,689	Fannie Mae, 6.500%, 3/1/32	1,863
826	Fannie Mae, 6.500%, 8/1/32	924
298	Fannie Mae, 7.000%, 5/1/28	329
154	Fannie Mae, 7.000%, 2/1/29	173
261	Fannie Mae, 7.000%, 7/1/31	268
262	Fannie Mae, 7.500%, 1/1/28	279
511,141	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	541,328
595,556	Federal Home Loan Mortgage Corp., 3.000%, 4/1/47	631,289
134,102	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	142,300
2,269,029	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	2,492,812
1,463,392	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,578,349
1,005,848	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,083,039
167,245	Federal Home Loan Mortgage Corp., 4.000%, 5/1/49	177,858
118,443	Federal Home Loan Mortgage Corp., 4.500%, 10/1/35	130,625
365,173	Federal Home Loan Mortgage Corp., 4.500%, 7/1/40	404,010
236,325	Federal Home Loan Mortgage Corp., 4.500%, 11/1/40	261,453
Pioneer Strategic Income Fund |  | 12/31/2154

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,451	Federal Home Loan Mortgage Corp., 4.500%, 9/1/43	$ 6,916
140,766	Federal Home Loan Mortgage Corp., 4.500%, 10/1/43	156,019
568,683	Federal Home Loan Mortgage Corp., 4.500%, 11/1/43	629,469
5,724	Federal Home Loan Mortgage Corp., 4.500%, 3/1/44	6,264
19,970	Federal Home Loan Mortgage Corp., 4.500%, 5/1/44	21,924
11,344	Federal Home Loan Mortgage Corp., 5.000%, 4/1/23	11,695
9,573	Federal Home Loan Mortgage Corp., 5.000%, 5/1/34	10,836
12,992	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	14,654
49,232	Federal Home Loan Mortgage Corp., 5.000%, 12/1/34	55,172
41,633	Federal Home Loan Mortgage Corp., 5.000%, 7/1/35	47,127
96,761	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	109,662
141,652	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	160,550
4,925	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	5,582
702	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	797
2,103,887	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	2,382,665
1,284	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	1,457
1,018,824	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	1,164,758
17,855	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	19,654
2,135	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	2,350
11,748	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	12,935
24,488	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	28,217
49,889	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	54,914
55Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
19,242	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	$ 21,396
1,675	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,869
54,669	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	63,436
1,756	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,939
4,881,375	Freddie Mac Pool, 2.500%, 8/1/51	5,001,762
316,943	Freddie Mac Pool, 3.000%, 12/1/37	332,411
2,200,863	Freddie Mac Pool, 3.000%, 2/1/47	2,337,081
32,000,000	Government National Mortgage Association, 2.500%, 1/20/52 (TBA)	32,788,750
41,000,000	Government National Mortgage Association, 3.000%, 1/20/52 (TBA)	42,436,601
12,000,000	Government National Mortgage Association, 3.500%, 1/20/52 (TBA)	12,497,813
468,142	Government National Mortgage Association I, 3.500%, 10/15/42	496,930
2,387	Government National Mortgage Association I, 4.000%, 3/15/39	2,582
3,764	Government National Mortgage Association I, 4.000%, 4/15/39	4,100
3,480	Government National Mortgage Association I, 4.000%, 4/15/39	3,780
5,372	Government National Mortgage Association I, 4.000%, 7/15/39	5,808
4,146	Government National Mortgage Association I, 4.000%, 1/15/40	4,492
73,342	Government National Mortgage Association I, 4.000%, 4/15/40	80,220
123,673	Government National Mortgage Association I, 4.000%, 7/15/40	134,452
91,019	Government National Mortgage Association I, 4.000%, 8/15/40	100,019
39,288	Government National Mortgage Association I, 4.000%, 8/15/40	42,690
21,666	Government National Mortgage Association I, 4.000%, 9/15/40	23,703
27,045	Government National Mortgage Association I, 4.000%, 10/15/40	29,702
8,946	Government National Mortgage Association I, 4.000%, 10/15/40	9,788
Pioneer Strategic Income Fund |  | 12/31/2156

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,195	Government National Mortgage Association I, 4.000%, 10/15/40	$ 3,424
2,980	Government National Mortgage Association I, 4.000%, 11/15/40	3,277
31,010	Government National Mortgage Association I, 4.000%, 11/15/40	33,433
101,531	Government National Mortgage Association I, 4.000%, 11/15/40	111,326
100,756	Government National Mortgage Association I, 4.000%, 11/15/40	109,481
465,943	Government National Mortgage Association I, 4.000%, 12/15/40	510,095
3,234	Government National Mortgage Association I, 4.000%, 12/15/40	3,521
3,591	Government National Mortgage Association I, 4.000%, 12/15/40	3,893
1,987	Government National Mortgage Association I, 4.000%, 1/15/41	2,143
17,725	Government National Mortgage Association I, 4.000%, 1/15/41	19,492
31,841	Government National Mortgage Association I, 4.000%, 1/15/41	34,137
6,527	Government National Mortgage Association I, 4.000%, 2/15/41	7,077
320,767	Government National Mortgage Association I, 4.000%, 2/15/41	348,339
31,537	Government National Mortgage Association I, 4.000%, 3/15/41	34,699
6,361	Government National Mortgage Association I, 4.000%, 4/15/41	6,994
31,913	Government National Mortgage Association I, 4.000%, 5/15/41	34,994
4,816	Government National Mortgage Association I, 4.000%, 5/15/41	5,123
2,005	Government National Mortgage Association I, 4.000%, 6/15/41	2,130
780	Government National Mortgage Association I, 4.000%, 6/15/41	829
661,784	Government National Mortgage Association I, 4.000%, 6/15/41	718,299
17,729	Government National Mortgage Association I, 4.000%, 7/15/41	19,511
3,899	Government National Mortgage Association I, 4.000%, 7/15/41	4,164
57Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
105,402	Government National Mortgage Association I, 4.000%, 7/15/41	$ 115,909
64,560	Government National Mortgage Association I, 4.000%, 7/15/41	69,994
3,124	Government National Mortgage Association I, 4.000%, 7/15/41	3,322
40,443	Government National Mortgage Association I, 4.000%, 7/15/41	44,323
3,697	Government National Mortgage Association I, 4.000%, 8/15/41	3,930
40,180	Government National Mortgage Association I, 4.000%, 8/15/41	44,070
3,021	Government National Mortgage Association I, 4.000%, 8/15/41	3,279
33,340	Government National Mortgage Association I, 4.000%, 9/15/41	36,458
4,799	Government National Mortgage Association I, 4.000%, 9/15/41	5,215
15,612	Government National Mortgage Association I, 4.000%, 9/15/41	17,169
6,030	Government National Mortgage Association I, 4.000%, 9/15/41	6,472
1,545	Government National Mortgage Association I, 4.000%, 9/15/41	1,641
220,618	Government National Mortgage Association I, 4.000%, 9/15/41	240,136
135,962	Government National Mortgage Association I, 4.000%, 9/15/41	146,852
3,232	Government National Mortgage Association I, 4.000%, 9/15/41	3,549
4,482	Government National Mortgage Association I, 4.000%, 10/15/41	4,783
2,042	Government National Mortgage Association I, 4.000%, 10/15/41	2,235
5,942	Government National Mortgage Association I, 4.000%, 10/15/41	6,319
10,565	Government National Mortgage Association I, 4.000%, 10/15/41	11,230
4,744	Government National Mortgage Association I, 4.000%, 10/15/41	5,217
4,272	Government National Mortgage Association I, 4.000%, 11/15/41	4,701
87,796	Government National Mortgage Association I, 4.000%, 11/15/41	93,881
Pioneer Strategic Income Fund |  | 12/31/2158

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,060	Government National Mortgage Association I, 4.000%, 11/15/41	$ 7,664
12,499	Government National Mortgage Association I, 4.000%, 12/15/41	13,265
5,980	Government National Mortgage Association I, 4.000%, 12/15/41	6,581
6,289	Government National Mortgage Association I, 4.000%, 12/15/41	6,850
499,520	Government National Mortgage Association I, 4.000%, 1/15/42	549,312
2,795	Government National Mortgage Association I, 4.000%, 2/15/42	3,037
85,086	Government National Mortgage Association I, 4.000%, 2/15/42	92,964
27,311	Government National Mortgage Association I, 4.000%, 2/15/42	29,216
1,057	Government National Mortgage Association I, 4.000%, 2/15/42	1,123
7,223	Government National Mortgage Association I, 4.000%, 2/15/42	7,947
789,487	Government National Mortgage Association I, 4.000%, 5/15/42	864,187
38,464	Government National Mortgage Association I, 4.000%, 6/15/42	40,887
35,055	Government National Mortgage Association I, 4.000%, 6/15/42	37,976
33,619	Government National Mortgage Association I, 4.000%, 6/15/42	36,993
7,784	Government National Mortgage Association I, 4.000%, 10/15/42	8,553
431,955	Government National Mortgage Association I, 4.000%, 4/15/43	469,382
118,452	Government National Mortgage Association I, 4.000%, 5/15/43	127,101
2,871	Government National Mortgage Association I, 4.000%, 5/15/43	3,154
24,039	Government National Mortgage Association I, 4.000%, 6/15/43	25,552
183,660	Government National Mortgage Association I, 4.000%, 8/15/43	201,973
66,834	Government National Mortgage Association I, 4.000%, 9/15/43	71,600
5,014	Government National Mortgage Association I, 4.000%, 9/15/43	5,517
59Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,226	Government National Mortgage Association I, 4.000%, 11/15/43	$ 7,705
46,408	Government National Mortgage Association I, 4.000%, 2/15/44	49,351
33,976	Government National Mortgage Association I, 4.000%, 3/15/44	37,330
782,979	Government National Mortgage Association I, 4.000%, 3/15/44	861,538
1,386,376	Government National Mortgage Association I, 4.000%, 3/15/44	1,524,629
45,163	Government National Mortgage Association I, 4.000%, 3/15/44	49,703
34,196	Government National Mortgage Association I, 4.000%, 3/15/44	36,368
252,676	Government National Mortgage Association I, 4.000%, 3/15/44	274,500
476,298	Government National Mortgage Association I, 4.000%, 4/15/44	523,171
254,946	Government National Mortgage Association I, 4.000%, 4/15/44	279,895
3,479	Government National Mortgage Association I, 4.000%, 4/15/44	3,798
36,745	Government National Mortgage Association I, 4.000%, 4/15/44	39,133
74,139	Government National Mortgage Association I, 4.000%, 5/15/44	79,136
464,945	Government National Mortgage Association I, 4.000%, 8/15/44	506,282
14,368	Government National Mortgage Association I, 4.000%, 8/15/44	15,270
398,972	Government National Mortgage Association I, 4.000%, 8/15/44	433,545
97,774	Government National Mortgage Association I, 4.000%, 8/15/44	106,415
35,897	Government National Mortgage Association I, 4.000%, 8/15/44	38,168
1,155,678	Government National Mortgage Association I, 4.000%, 9/15/44	1,270,936
88,213	Government National Mortgage Association I, 4.000%, 9/15/44	94,871
222,229	Government National Mortgage Association I, 4.000%, 9/15/44	236,279
3,663	Government National Mortgage Association I, 4.000%, 9/15/44	4,014
Pioneer Strategic Income Fund |  | 12/31/2160

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
123,264	Government National Mortgage Association I, 4.000%, 9/15/44	$ 132,073
121,598	Government National Mortgage Association I, 4.000%, 9/15/44	130,958
527,653	Government National Mortgage Association I, 4.000%, 9/15/44	567,213
60,820	Government National Mortgage Association I, 4.000%, 9/15/44	64,615
50,942	Government National Mortgage Association I, 4.000%, 9/15/44	54,121
35,045	Government National Mortgage Association I, 4.000%, 9/15/44	37,300
94,923	Government National Mortgage Association I, 4.000%, 9/15/44	104,036
624,866	Government National Mortgage Association I, 4.000%, 9/15/44	678,545
1,569,035	Government National Mortgage Association I, 4.000%, 9/15/44	1,703,284
200,265	Government National Mortgage Association I, 4.000%, 10/15/44	213,252
30,663	Government National Mortgage Association I, 4.000%, 10/15/44	32,965
14,070	Government National Mortgage Association I, 4.000%, 10/15/44	14,951
10,238	Government National Mortgage Association I, 4.000%, 11/15/44	11,264
7,361	Government National Mortgage Association I, 4.000%, 11/15/44	7,824
57,952	Government National Mortgage Association I, 4.000%, 11/15/44	61,616
7,398	Government National Mortgage Association I, 4.000%, 11/15/44	7,958
291,311	Government National Mortgage Association I, 4.000%, 12/15/44	316,560
51,516	Government National Mortgage Association I, 4.000%, 12/15/44	56,330
30,859	Government National Mortgage Association I, 4.000%, 12/15/44	33,534
3,855	Government National Mortgage Association I, 4.000%, 12/15/44	4,110
122,129	Government National Mortgage Association I, 4.000%, 12/15/44	130,031
239,597	Government National Mortgage Association I, 4.000%, 1/15/45	260,231
61Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
550,219	Government National Mortgage Association I, 4.000%, 1/15/45	$ 600,088
60,164	Government National Mortgage Association I, 4.000%, 1/15/45	63,946
299,198	Government National Mortgage Association I, 4.000%, 1/15/45	318,944
72,516	Government National Mortgage Association I, 4.000%, 2/15/45	77,310
345,178	Government National Mortgage Association I, 4.000%, 2/15/45	367,625
88,895	Government National Mortgage Association I, 4.000%, 2/15/45	97,433
44,140	Government National Mortgage Association I, 4.000%, 2/15/45	46,914
137,195	Government National Mortgage Association I, 4.000%, 2/15/45	145,805
57,173	Government National Mortgage Association I, 4.000%, 2/15/45	60,761
116,563	Government National Mortgage Association I, 4.000%, 4/15/45	124,085
73,573	Government National Mortgage Association I, 4.000%, 5/15/45	80,835
16,252	Government National Mortgage Association I, 4.000%, 7/15/45	17,597
86,749	Government National Mortgage Association I, 4.000%, 9/15/45	93,826
72,263	Government National Mortgage Association I, 4.500%, 9/15/33	81,105
58,947	Government National Mortgage Association I, 4.500%, 10/15/33	66,063
43,075	Government National Mortgage Association I, 4.500%, 4/15/35	48,259
568,829	Government National Mortgage Association I, 4.500%, 3/15/38	636,174
241,221	Government National Mortgage Association I, 4.500%, 1/15/40	274,042
294,817	Government National Mortgage Association I, 4.500%, 6/15/40	330,640
97,988	Government National Mortgage Association I, 4.500%, 9/15/40	110,756
558,263	Government National Mortgage Association I, 4.500%, 11/15/40	625,411
746,051	Government National Mortgage Association I, 4.500%, 6/15/41	837,376
Pioneer Strategic Income Fund |  | 12/31/2162

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
110,950	Government National Mortgage Association I, 4.500%, 6/15/41	$ 122,952
214,534	Government National Mortgage Association I, 4.500%, 7/15/41	240,450
326,348	Government National Mortgage Association I, 4.500%, 8/15/41	364,075
184,114	Government National Mortgage Association I, 5.000%, 9/15/33	211,906
52,037	Government National Mortgage Association I, 5.125%, 10/15/38	58,484
36,952	Government National Mortgage Association I, 5.500%, 7/15/33	41,787
62,591	Government National Mortgage Association I, 5.500%, 1/15/34	71,555
43,417	Government National Mortgage Association I, 5.500%, 4/15/34	49,121
79,904	Government National Mortgage Association I, 5.500%, 7/15/34	91,336
92,223	Government National Mortgage Association I, 5.500%, 10/15/34	102,626
59,927	Government National Mortgage Association I, 5.500%, 1/15/35	67,761
111,392	Government National Mortgage Association I, 5.500%, 2/15/35	127,191
79,759	Government National Mortgage Association I, 5.500%, 2/15/35	87,735
37,656	Government National Mortgage Association I, 5.500%, 6/15/35	42,998
25,398	Government National Mortgage Association I, 5.500%, 12/15/35	27,945
4	Government National Mortgage Association I, 5.500%, 2/15/37	5
9,387	Government National Mortgage Association I, 5.500%, 3/15/37	10,318
46,631	Government National Mortgage Association I, 5.500%, 3/15/37	51,254
131,794	Government National Mortgage Association I, 5.750%, 10/15/38	144,981
17,420	Government National Mortgage Association I, 5.750%, 10/15/38	19,285
49,255	Government National Mortgage Association I, 6.000%, 8/15/32	55,632
34,934	Government National Mortgage Association I, 6.000%, 1/15/33	40,540
63Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,070	Government National Mortgage Association I, 6.000%, 2/15/33	$ 34,353
53,256	Government National Mortgage Association I, 6.000%, 2/15/33	61,585
2,198	Government National Mortgage Association I, 6.000%, 3/15/33	2,425
16,246	Government National Mortgage Association I, 6.000%, 3/15/33	18,603
43,134	Government National Mortgage Association I, 6.000%, 3/15/33	49,738
7,022	Government National Mortgage Association I, 6.000%, 5/15/33	7,714
48,151	Government National Mortgage Association I, 6.000%, 5/15/33	53,282
113,151	Government National Mortgage Association I, 6.000%, 5/15/33	124,840
27,378	Government National Mortgage Association I, 6.000%, 6/15/33	31,103
71,468	Government National Mortgage Association I, 6.000%, 6/15/33	81,642
66,624	Government National Mortgage Association I, 6.000%, 7/15/33	75,696
27,148	Government National Mortgage Association I, 6.000%, 7/15/33	30,302
17,647	Government National Mortgage Association I, 6.000%, 9/15/33	19,414
6,362	Government National Mortgage Association I, 6.000%, 9/15/33	7,001
64,653	Government National Mortgage Association I, 6.000%, 11/15/33	71,247
19,702	Government National Mortgage Association I, 6.000%, 1/15/34	22,664
135,606	Government National Mortgage Association I, 6.000%, 10/15/37	156,735
165,948	Government National Mortgage Association I, 6.000%, 7/15/38	192,817
4,549	Government National Mortgage Association I, 6.500%, 1/15/29	4,991
543	Government National Mortgage Association I, 6.500%, 5/15/29	613
514	Government National Mortgage Association I, 6.500%, 10/15/31	564
1,041	Government National Mortgage Association I, 6.500%, 10/15/31	1,142
Pioneer Strategic Income Fund |  | 12/31/2164

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
133	Government National Mortgage Association I, 6.500%, 12/15/31	$ 151
1,061	Government National Mortgage Association I, 6.500%, 2/15/32	1,214
564	Government National Mortgage Association I, 6.500%, 3/15/32	648
2,861	Government National Mortgage Association I, 6.500%, 5/15/32	3,139
2,401	Government National Mortgage Association I, 6.500%, 6/15/32	2,663
2,426	Government National Mortgage Association I, 6.500%, 6/15/32	2,662
3,639	Government National Mortgage Association I, 6.500%, 7/15/32	4,019
1,313	Government National Mortgage Association I, 6.500%, 7/15/32	1,440
1,506	Government National Mortgage Association I, 6.500%, 8/15/32	1,661
12,617	Government National Mortgage Association I, 6.500%, 8/15/32	14,044
1,471	Government National Mortgage Association I, 6.500%, 8/15/32	1,628
16,043	Government National Mortgage Association I, 6.500%, 9/15/32	17,602
28,042	Government National Mortgage Association I, 6.500%, 9/15/32	30,767
9,322	Government National Mortgage Association I, 6.500%, 10/15/32	10,228
19,507	Government National Mortgage Association I, 6.500%, 11/15/32	22,551
19,021	Government National Mortgage Association I, 6.500%, 7/15/35	21,609
261	Government National Mortgage Association I, 7.000%, 5/15/29	286
89	Government National Mortgage Association I, 7.000%, 5/15/29	93
177	Government National Mortgage Association I, 7.000%, 5/15/31	177
710,265	Government National Mortgage Association II, 3.500%, 4/20/45	756,790
1,185,425	Government National Mortgage Association II, 3.500%, 4/20/45	1,260,013
577,877	Government National Mortgage Association II, 3.500%, 4/20/45	615,560
65Pioneer Strategic Income Fund |  | 12/31/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,354,011	Government National Mortgage Association II, 3.500%, 3/20/46	$ 1,453,909
2,843,828	Government National Mortgage Association II, 4.000%, 10/20/46	3,059,507
1,196,714	Government National Mortgage Association II, 4.000%, 2/20/48	1,307,602
1,551,250	Government National Mortgage Association II, 4.000%, 4/20/48	1,695,668
200,698	Government National Mortgage Association II, 4.500%, 12/20/34	220,008
172,963	Government National Mortgage Association II, 4.500%, 1/20/35	189,609
154,181	Government National Mortgage Association II, 4.500%, 3/20/35	169,085
1,371,158	Government National Mortgage Association II, 4.500%, 9/20/41	1,518,512
1,993,278	Government National Mortgage Association II, 4.500%, 9/20/44	2,147,131
869,249	Government National Mortgage Association II, 4.500%, 10/20/44	956,711
1,778,990	Government National Mortgage Association II, 4.500%, 11/20/44	1,957,122
46,595	Government National Mortgage Association II, 5.500%, 3/20/34	53,659
1,964	Government National Mortgage Association II, 5.500%, 10/20/37	2,137
18,956	Government National Mortgage Association II, 6.000%, 5/20/32	21,411
70,105	Government National Mortgage Association II, 6.000%, 10/20/33	80,792
86	Government National Mortgage Association II, 6.500%, 1/20/28	95
1,661	Government National Mortgage Association II, 7.000%, 1/20/29	1,845
130,000,000(f)	U.S. Treasury Bills, 1/4/22	130,000,108
90,000,000(f)	U.S. Treasury Bills, 1/6/22	89,999,970
100,600,000(f)	U.S. Treasury Bills, 1/11/22	100,599,888
25,000,000(f)	U.S. Treasury Bills, 1/20/22	24,999,852
100,000,000(f)	U.S. Treasury Bills, 1/27/22	99,998,167
90,000,000(f)	U.S. Treasury Bills, 2/1/22	89,998,187
94,000,000	U.S. Treasury Bonds, 0.125%, 5/31/23	93,419,843
60,500,000	U.S. Treasury Bonds, 3.000%, 2/15/49	74,682,051
Pioneer Strategic Income Fund |  | 12/31/2166

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
43,291,439	U.S. Treasury Inflation Indexed Bonds, 0.125%, 1/15/31	$ 48,490,639
21,021,630	U.S. Treasury Inflation Indexed Bonds, 0.250%, 2/15/50	25,455,059
	Total U.S. Government and Agency Obligations (Cost $1,621,504,372)	$1,633,100,673

Shares
	SHORT TERM INVESTMENTS — 1.7% of Net Assets
	Open-End Mutual Funds — 1.7%
81,559,782	Dreyfus Government Cash Management, Institutional Shares, 0.03%	$ 81,559,782
		$81,559,782
	TOTAL SHORT TERM INVESTMENTS (Cost $81,559,782)	$81,559,782
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date
	Over The Counter (OTC) Call Option Purchased — 0.0%†
209,523(m)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(n)	10/23/22	$—
209,523(o)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(n)	10/23/22	—
	Total Over The Counter (OTC) Call Option Purchased (Premiums paid $ 0)					$—

	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
39,800,000	Put EUR Call USD	Bank of America NA	EUR 353,636	EUR 1.15	2/15/22	$610,444
42,000,000	Put EUR Call USD	Bank of America NA	EUR 645,436	EUR 1.15	10/19/22	915,188
41,655,000	Put EUR Call USD	Goldman Sachs & Co.	EUR 281,851	EUR 1.13	2/14/22	198,514
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 1,280,923)					$1,724,146

	TOTAL OPTIONS PURCHASED (Premiums paid $ 1,280,923)					$1,724,146

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 112.5% (Cost $5,260,775,867)					$5,282,644,113
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
(39,800,000)	Call EUR Put USD	Bank of America NA	EUR 353,636	EUR 1.21	2/15/22	$(1,636)
67Pioneer Strategic Income Fund |  | 12/31/21

Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Call Option Written — (continued)
(42,000,000)	Call EUR Put USD	Bank of America NA	EUR 645,436	EUR 1.20	10/19/22	$(228,696)
(41,655,000)	Call EUR Put USD	Goldman Sachs & Co.	EUR 281,851	EUR 1.16	2/14/22	(63,593)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums paid $ (1,280,923))					$(293,925)

	TOTAL OPTIONS WRITTEN (Premiums received $ (1,280,923))					$(293,925)

	OTHER ASSETS AND LIABILITIES — (12.5)%					$(587,774,787)
	Net Assets — 100.0%					$4,694,575,401
(TBA)	“To Be Announced” Securities
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days
bps	Basis Points
CMT	Constant Maturity Treasury Index
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans
FRESB	Freddie Mac Multifamily Small Balance Certificates
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR30A	Secured Overnight Financing Rate 30 Day Average
SOFRRATE	Secured Overnight Financing Rate
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2021, the value of these securities amounted to $2,589,367,817, or 55.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2021.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2021.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2021.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
Pioneer Strategic Income Fund |  | 12/31/2168

Schedule of Investments  |  12/31/21
(unaudited) (continued)
(i)	ANR, Inc., warrants are exercisable into 1,880,020 shares.
(j)	Alpha Metallurgical Resources, Inc., warrants are exercisable into 365 shares.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(n)	Strike price is 1 Mexican Peso (MXN).
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2021.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Adare Re 2021	9/29/2021	$1,800,000	$1,824,342
Adare Re 2022	12/30/2021	754,500	754,500
Alamo Re	11/9/2021	1,012,947	1,010,600
Alturas Re 2019-1	12/20/2018	2,201	14,852
Alturas Re 2019-2	12/19/2018	33,410	47,041
Alturas Re 2020-1B	1/1/2020	357,085	32,031
Alturas Re 2020-2	1/1/2020	360,465	301,277
Alturas Re 2020-3	7/1/2020	567	1,825
Alturas Re 2021-2	2/16/2021	2,639,535	2,504,919
Alturas Re 2021-3	8/16/2021	236,951	228,634
Ballybunion Re 2020	12/31/2019	1,590,888	1,857,000
Ballybunion Re 2021	8/13/2021	3,000,000	3,111,588
Ballybunion Re 2021-2	8/2/2021	3,000,000	3,000,000
Ballybunion Re 2021-3	8/2/2021	3,406,059	3,406,059
Ballylifin Re 2021	9/15/2021	1,636,133	1,526,400
Bantry Re 2016	2/6/2019	322,400	322,400
Bantry Re 2017	2/6/2019	175,392	175,323
Bantry Re 2018	2/6/2019	28,446	28,500
Bantry Re 2019	2/26/2019	—	135,855
Bantry Re 2020	2/4/2020	212,369	558,690
Bantry Re 2021	1/11/2021	3,932,000	3,875,772
Berwick Re 2018-1	10/19/2018	2,033,862	1,076,339
69Pioneer Strategic Income Fund |  | 12/31/21

Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2019-1	12/31/2018	$1,188,696	$1,188,780
Berwick Re 2020-1	9/24/2020	—	200
Berwick Re 2022	12/28/2021	3,500,000	3,500,000
Bonanza Re	12/15/2020	750,000	759,225
Cape Lookout Re	10/22/2021	3,259,293	3,264,625
Cape Lookout Re	11/10/2021	2,791,688	2,796,200
Carnoustie Re 2020	7/16/2020	79,638	237,300
Carnoustie Re 2021	1/25/2021	1,390,289	1,409,608
Denning Re 2021	7/28/2021	2,543,559	2,602,107
Dingle Re 2020	2/13/2020	—	52,950
Easton Re Pte	12/15/2020	900,000	906,390
Eden Re II	12/15/2017	9,263	46,361
Eden Re II	1/22/2019	8,633	283,000
Eden Re II	12/23/2019	700,000	372,400
Eden Re II	1/23/2018	5,374	73,516
Eden Re II	1/25/2021	6,300,000	5,915,700
FloodSmart Re	2/9/2021	755,641	749,250
FloodSmart Re	2/16/2021	1,000,000	1,002,500
Formby Re 2018	7/9/2018	164,296	214,900
Four Lakes Re	11/5/2020	1,500,000	1,508,250
Four Lakes Re	12/15/2021	500,000	499,950
Four Lakes Re, Ltd.	11/5/2020	1,500,000	1,509,150
Gleneagles Re 2018	12/27/2017	120,409	177,450
Gleneagles Re 2019	12/31/2018	—	25,849
Gleneagles Re 2020	6/24/2020	10,002	127,007
Gleneagles Re 2021	1/13/2021	1,250,000	1,227,125
Gullane Re 2018	10/19/2018	196,286	380,291
Gullane Re 2021	2/16/2021	5,000,000	4,410,000
Harambee Re 2018	12/19/2017	63,696	5,400
Harambee Re 2019	12/20/2018	—	5,500
Harambee Re 2020	2/27/2020	28,590	117,300
Herbie Re	10/19/2020	500,000	524,450
Hypatia, Ltd.	7/10/2020	1,000,000	1,059,200
Integrity Re	11/29/2021	756,901	756,375
International Bank for Reconstruction & Development	2/28/2020	250,000	252,975
Isosceles Insurance, Ltd.	6/25/2021	1,500,000	1,503,750
Isosceles Re 2021-A1	8/12/2021	1,461,710	1,499,550
Limestone Re	6/20/2018	1,675	18,130
Limestone Re	12/15/2016	13,114	—
Limestone Re 2018	6/20/2018	5,941	—
Limestone Re 2020-1	12/27/2019	5,100	72,318
Limestone Re 2020-1	12/15/2016	8,791	34,032
Lion Rock Re 2019	12/17/2018	—	—
Lion Rock Re 2020	3/27/2020	—	—
Pioneer Strategic Income Fund |  | 12/31/2170

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Lion Rock Re 2021	3/1/2021	$500,000	$390,450
Long Point Re III	5/17/2018	4,905,790	4,898,040
Lorenz Re 2018	6/26/2018	1,145,809	—
Lorenz Re 2019	7/10/2019	800,502	83,484
Lorenz Re 2020	8/11/2020	77,411	59,133
Lorenz Re 2020	8/12/2020	103,638	79,167
Matterhorn Re	11/24/2020	1,500,000	1,508,400
Matterhorn Re	11/24/2020	2,000,000	2,008,000
Matterhorn Re	12/15/2021	250,000	249,875
Merion Re 2018-2	12/28/2017	349,793	1,406,750
Merion Re 2021-1	1/8/2021	216,277	250,125
Merion Re 2021-2	1/14/2021	9,000,000	8,505,000
Mona Lisa Re	12/30/2019	500,000	503,950
Northshore Re II	12/2/2020	500,000	513,000
Oakmont Re 2017	5/10/2017	—	36,750
Oakmont Re 2020	12/3/2020	1,367,741	1,615,079
Old Head Re 2021	1/22/2021	455,564	603,000
Pangaea Re 2016-2	5/31/2016	—	10,967
Pangaea Re 2018-1	1/11/2018	679,284	100,009
Pangaea Re 2018-3	5/31/2018	1,710,114	147,278
Pangaea Re 2019-1	1/9/2019	40,855	81,087
Pangaea Re 2019-3	7/25/2019	156,622	187,794
Pangaea Re 2020-1	1/21/2020	—	81,717
Pangaea Re 2020-3	9/15/2020	—	158,844
Pangaea Re 2021-1	1/28/2021	4,500,000	4,384,350
Phoenician Re	12/1/2021	750,000	749,250
Phoenix One Re	12/21/2020	1,000,000	1,068,800
Pine Valley Re 2021	12/30/2020	464,984	496,235
Port Royal Re 2021	6/17/2021	477,894	497,732
Portrush Re 2017	6/12/2017	1,687,367	1,403,820
Residential Reinsurance 2020	10/30/2020	1,500,000	1,536,000
Residential Reinsurance 2020, Ltd.	10/30/2020	1,250,000	1,255,250
Sanders Re II	5/20/2020	250,000	256,475
Sector Re V	12/4/2018	433,061	264,960
Sector Re V	1/1/2020	155,997	458,990
Sector Re V	12/14/2018	125,505	94,289
Sector Re V	4/23/2019	360,000	278,172
Sector Re V	5/1/2019	3,608	70,430
Sector Re V	12/4/2019	150,000	441,345
Sector Re V	4/24/2020	756	40,986
Sector Re V	4/29/2020	575	31,174
Sector Re V	4/29/2020	6,578	95,213
Sector Re V	12/21/2020	2,753,972	3,029,920
Sector Re V, Ltd.	5/21/2021	2,253,960	2,448,251
Sector Re V, Ltd.	5/21/2021	692,491	724,830
71Pioneer Strategic Income Fund |  | 12/31/21

Restricted Securities	Acquisition date	Cost	Value
Seminole Re 2018	10/19/2018	$7,257	$21,023
Shadow Creek Re 2021	8/31/2021	484,800	499,658
Sussex Capital UK Pcc, Ltd.	12/7/2020	750,000	771,750
Sussex Re 2020-1	1/21/2020	—	115,510
Sussex Re 2021-1	1/26/2021	1,000,000	1,002,000
Thopas Re 2018	12/12/2017	130,810	13,600
Thopas Re 2019	12/21/2018	—	—
Thopas Re 2020	12/30/2019	—	32,000
Thopas Re 2021	12/30/2020	5,000,000	5,188,000
Torricelli Re 2021	7/2/2021	2,818,951	2,615,423
Ursa Re II	10/8/2020	3,000,000	3,066,600
Versutus Re 2018	1/31/2018	—	—
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	98,624	—
Viribus Re 2019	12/27/2018	—	152,570
Viribus Re 2020	3/12/2020	421,904	33,531
Viribus Re 2021	2/1/2021	3,717,666	3,602,047
Vitality Re X	2/3/2020	1,499,339	1,469,700
Vitality Re XI	1/31/2020	497,764	489,750
Walton Health Re 2018	6/25/2018	388,749	48,448
Walton Health Re 2019	7/18/2019	183,362	250,380
White Heron Re 2021	6/9/2021	1,442,898	1,507,689
Woburn Re 2018	10/19/2018	633,424	121,273
Woburn Re 2019	2/14/2019	777,941	900,309
Total Restricted Securities			$131,888,643
% of Net assets			2.8%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	183,950,000	EUR	18,131,906	Bank of America NA	1/10/22	$236,722
CZK	520,000,000	EUR	20,408,163	Citibank NA	1/10/22	537,529
EGP	88,675,000	USD	5,500,589	Citibank NA	2/24/22	71,543
KRW	28,244,700,000	USD	23,676,746	Citibank NA	3/3/22	38,207
PEN	80,225,000	USD	19,954,979	Citibank NA	2/24/22	89,460
PLN	140,690,000	EUR	30,055,544	Citibank NA	2/23/22	525,609
SEK	263,630,000	USD	30,704,814	Citibank NA	1/28/22	(1,523,681)
SEK	231,340,000	EUR	22,600,294	Citibank NA	3/3/22	(148,723)
USD	69,562,960	EUR	61,295,000	Citibank NA	3/21/22	(338,874)
USD	4,231,367	ZAR	68,650,000	Citibank NA	3/25/22	(24,906)
AUD	65,815,000	USD	48,183,293	Goldman Sachs International	2/24/22	(293,281)
Pioneer Strategic Income Fund |  | 12/31/2172

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	32,465,000	USD	23,723,888	Goldman Sachs International	3/3/22	$358,517
IDR	555,000,000,000	USD	38,434,903	HSBC Bank USA NA	2/28/22	338,326
IDR	8,750,000,000	USD	603,971	HSBC Bank USA NA	3/24/22	5,670
INR	1,791,850,000	USD	23,680,576	HSBC Bank USA NA	1/28/22	300,245
NOK	220,735,000	USD	26,034,381	HSBC Bank USA NA	2/4/22	(985,168)
PLN	92,700,000	USD	22,491,811	HSBC Bank USA NA	2/24/22	423,320
USD	38,565,770	IDR	555,000,000,000	HSBC Bank USA NA	2/28/22	(207,459)
USD	7,257,277	GBP	5,405,000	HSBC Bank USA NA	3/23/22	(55,959)
USD	38,310,209	IDR	555,000,000,000	HSBC Bank USA NA	3/24/22	(358,447)
USD	4,185,587	ZAR	68,650,000	HSBC Bank USA NA	3/25/22	(70,686)
EUR	43,315,000	USD	50,399,129	JPMorgan Chase Bank NA	1/27/22	(1,058,365)
MXN	19,800,000	USD	942,277	JPMorgan Chase Bank NA	1/28/22	20,197
USD	14,230,897	ZAR	231,330,000	JPMorgan Chase Bank NA	3/25/22	(111,472)
USD	15,083,200	EUR	13,040,000	State Street Bank and Trust Co.	1/27/22	229,141
USD	38,711,725	MXN	793,000,000	State Street Bank and Trust Co.	1/28/22	164,184
USD	71,342,569	EUR	62,791,000	State Street Bank and Trust Co.	2/24/22	(223,820)
USD	6,822,279	GBP	5,060,000	State Street Bank and Trust Co.	3/23/22	(24,155)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(2,086,326)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
7	U.S. 2 Year Note (CBT)	3/31/22	$1,528,501	$1,527,203	$(1,298)
833	U.S. 10 Year Note (CBT)	3/22/22	108,673,009	108,680,469	7,460
1,057	U.S. Ultra Bond (CBT)	3/22/22	202,910,894	208,361,125	5,450,231
			$313,112,404	$318,568,797	$5,456,393
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
2,673	Euro-Bund	3/8/22	$(528,706,712)	$(521,514,983)	$7,191,729
12	U.S. 5 Year Note (CBT)	3/31/22	(1,445,690)	(1,451,719)	(6,029)
73Pioneer Strategic Income Fund |  | 12/31/21

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,332	U.S. Long Bond (CBT)	3/22/22	$(209,909,910)	$(213,702,750)	$(3,792,840)
212	U.S. 10 Year Ultra Bond (CBT)	3/22/22	(31,052,826)	(31,044,750)	8,076
			$(771,115,138)	$(767,714,202)	$3,400,936
TOTAL FUTURES CONTRACTS			$(458,002,734)	$(449,145,405)	$8,857,329
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
614,480,000	Markit CDX North America High Yield Index Series 37	Pay	5.00%	12/20/26	$7,537,483	$(64,632,916)	$(57,095,433)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$7,537,483	$(64,632,916)	$(57,095,433)
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
2,650,000	JPMorgan Chase Bank NA	Delta Air Lines, Inc.	Receive	5.00%	12/20/26	$279,750	$56,003	$335,753
7,280,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(263,389)	662,349	398,960
1,455,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(55,932)	135,669	79,737
2,425,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(90,317)	223,212	132,895
Pioneer Strategic Income Fund |  | 12/31/2174

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
4,860,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	$(204,277)	$470,616	$266,339
2,000,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(100,824)	210,427	109,603
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(434,989)	$1,758,276	$1,323,287
TOTAL SWAP CONTRACTS						$7,102,494	$(62,874,640)	$(55,772,146)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
ARS	— Argentina Peso
AUD	— Australia Dollar
CNY	— China Yuan Renminbi
CZK	— Czech Republic Koruna
EGP	— Egypt Pound
EUR	— Euro
GBP	— United Kingdom Pound
IDR	— Indonesia Rupiah
INR	— Indian Rupee
KRW	— Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexico Peso
NOK	— Norway Krone
PEN	— Peru Nuevo Sol
PLN	— Poland Zloty
SEK	— Sweden Krona
SGD	— Singapore Dollar
USD	— United States Dollar
UZS	— Uzbekistan Som
ZAR	— South Africa Rand
75Pioneer Strategic Income Fund |  | 12/31/21

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$36,564,169	$—	$36,564,169
Common Stocks
Oil, Gas & Consumable Fuels	16,386	—	286,964	303,350
Paper & Forest Products	—	3,257	—	3,257
Specialty Retail	—	—	170,668	170,668
All Other Common Stocks	243,448	—	—	243,448
Asset Backed Securities	—	453,448,704	—	453,448,704
Collateralized Mortgage Obligations	—	637,243,570	—	637,243,570
Commercial Mortgage-Backed Securities	—	377,586,847	—	377,586,847
Convertible Corporate Bonds	—	41,106,621	—	41,106,621
Corporate Bonds	—	1,536,846,219	—	1,536,846,219
Convertible Preferred Stock	92,150,527	—	—	92,150,527
Warrants
Real Estate Management & Development	—	—	96,291	96,291
All Other Warrants	20,124	—	—	20,124
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	2,578,842	2,578,842
Multiperil – Massachusetts	—	—	2,602,107	2,602,107
Multiperil – U.S.	—	—	11,925,329	11,925,329
Multiperil – Worldwide	—	—	1,793,691	1,793,691
Wind Storm - North Carolina	—	—	1,499,550	1,499,550
Windstorm – Florida	—	—	1,618,720	1,618,720
Windstorm – U.S	—	—	499,658	499,658
Windstorm – U.S. Multistate	—	—	1,507,689	1,507,689
Windstorm – U.S. Regional	—	—	3,155,579	3,155,579
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,499,938	2,499,938
Multiperil – Worldwide	—	—	64,805,960	64,805,960
Pioneer Strategic Income Fund |  | 12/31/2176

Schedule of Investments  |  12/31/21
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Industry Loss Warranties
Windstorm – U.S	$—	$—	$1,526,400	$1,526,400
All Other Insurance-Linked Securities	—	35,875,180	—	35,875,180
Foreign Government Bonds	—	258,587,074	—	258,587,074
Open-End Mutual Funds	81,559,782	—	—	81,559,782
U.S. Government and Agency Obligations	—	1,633,100,673	—	1,633,100,673
Over The Counter (OTC) Currency Put Option Purchased	—	1,724,146	—	1,724,146
Over The Counter (OTC) Call Option Purchased	—	—*	—	—*
Total Investments in Securities	$173,990,267	$5,012,086,460	$96,567,386	$5,282,644,113
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(293,925)	$—	$(293,925)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(2,086,326)	—	(2,086,326)
Net unrealized appreciation on future contracts	8,857,329	—	—	8,857,329
Swap contracts, at value	—	(55,772,146)	—	(55,772,146)
Total Other Financial Instruments	$8,857,329	$(58,152,397)	$—	$(49,295,068)
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Warrants	Total
Balance as of 9/30/21	$457,632	$100,460,847	$96,291	$101,014,770
Realized gain (loss)(1)	—	(2,987,027)	—	(2,987,027)
Changed in unrealized appreciation (depreciation)(2)	—	(1,674,825)	—	(1,674,825)
Accrued discounts/premiums	—	(1,016,278)	—	(1,016,278)
Purchases	—	4,254,500	—	4,254,500
Sales	—	(3,023,754)	—	(3,023,754)
77Pioneer Strategic Income Fund |  | 12/31/21

	Common Stocks	Insurance- Linked Securities	Warrants	Total
Transfers in to Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—
Balance as of 12/31/21	$457,632	$96,013,463	$96,291	$96,567,386
*	Transfers are calculated on the beginning of period values. During the six months ended Decembe 31, 2021, there were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2021:	$(3,058,210)
Pioneer Strategic Income Fund |  | 12/31/2178